MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2001

                                                                [One Group Logo]

                               ONE GROUP(R) PRIME MONEY MARKET FUND
                               ONE GROUP(R) U.S. TREASURY SECURITIES MONEY
                               MARKET FUND
                               ONE GROUP(R) U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                               ONE GROUP(R) MUNICIPAL MONEY MARKET FUND
                               ONE GROUP(R) MICHIGAN MUNICIPAL MONEY MARKET FUND ONE GROUP(R) OHIO MUNICIPAL MONEY MARKET FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2001

Portfolio Performance Review ...............................    3
Schedules of Portfolio Investments .........................    4
Statements of Assets and Liabilities .......................   25
Statements of Operations ...................................   26
Statements of Changes in Net Assets ........................   27
Financial Highlights .......................................   29
Notes to Financial Statements ..............................   32

                 (This page has been left blank intentionally.)

One Group Mutual Funds
--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE REVIEW                                   DECEMBER 31, 2001

RECESSION RETURNS AFTER 10-YEAR ABSENCE
All hopes that the U.S. economy would stay afloat were lost in the wake of the terrorist attacks of September 11. Clearly, no one could have anticipated the horrors of September 11 or the serious impact the atrocities of that day would have on the U.S. economy. But the events led to a dramatic slowdown in consumer and capital spending, which pushed third-quarter GDP to -1.3% on an annual basis--the first quarter of negative growth in more than eight years. Overall for 2001, we expect an annual GDP rate of approximately 1%, down from 4.1% in 2000.

The U.S. Bureau of Economic Analysis announced that the U.S. officially entered a recession in March 2001, based on its analysis of declines in industrial production and employment. Unlike previous recessions, though, this one was called before the economy posted two consecutive quarters of negative growth, the unofficial definition of recession. Nevertheless, we believe it's possible that this recession won't even include two consecutive negative-growth quarters, primarily due to the strong levels of consumer and construction spending in the fourth quarter.

DOWNTURN MAY BE SHORT-LIVED
Of course, negative GDP growth could resurface again in the first quarter of 2002, but we believe that the current economic downturn will be relatively short and shallow. The fundamentals supporting the U.S. economy are stronger than they typically are in times of recession. For example, the federal funds rate stands at a 40-year low, following 11 Federal Reserve rate cuts. In addition, when the recession began in March 2001, consumer confidence was approximately 30 points higher than we've witnessed at the outset of the previous four recessions. A decent start to the holiday shopping season, a strong housing market, and a record-breaking month for automobile sales in October point to a consumer base that's still willing to spend money. Also, the federal government's pending economic stimulus package may encourage consumers to keep spending, and shrinking inventory levels may spark an increase in capital spending.

Although unemployment increased in 2001, it rose from its lowest level in 30 years--a 3.9% rate that was reached three times in 2000. The unemployment rate started 2001 at 4% and rose to 5.7% by December, a level last seen in 1995. It's interesting to note that in 1995 the Federal Reserve's sentiment was that a 5.7% unemployment rate was too low, because it was at a level that could spur inflation.

ECONOMIC GROWTH EXPECTED
Today, inflation is of little concern. In fact, the inflation rate for 2001 was 2.8%, a drop from 3.4% in 2000. In the past high inflation and high interest rates often have been the cause of recession. But this time we have low inflation and low interest rates. On top of that, the average wage increase in 2001 was approximately 3.9%, giving consumers a 1 percentage-point buying-power edge over inflation.

More evidence that the recession may be short-lived lies in the "misery index," a combination of the unemployment rate and inflation rate. As of mid-December the misery index was 7.8%. This is the first time in 40 years that the United States has been in a recession without a misery index in double digits.

Given these factors, we look for mildly positive economic growth in the first half of 2002 and healthier growth in the second half of the year. Overall, we expect a growth rate of approximately 2.5% for 2002. Inflation should remain low, but as economic growth gains steam, the Fed is likely to take back some of the excessive rate cuts of 2001 to ward off any significant rise in inflation.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors Corporation

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER (42.4%):
Asset Backed (34.6%):
$  125,000   Amsterdam Funding Corp., 2.08%,
               1/9/02 (b) .....................  $   124,942
   150,000   Aquinas Funding L.L.C., 2.07%,
               2/19/02 (b) ....................      149,577
   150,000   Atlantis One Funding Corp., 3.37%,
               2/20/02 ........................      149,298
   127,802   Atlantis One Funding Corp., 2.10%,
               5/16/02 ........................      126,796
   125,000   Bavaria T.R.R. Corp., 1.82%,
               1/4/02 (b) .....................      124,981
    65,000   Bavaria Universal Funding Co.,
               2.31%, 4/19/02 (b) .............       64,550
    62,500   Breeds Hill Capital Co., L.L.C.,
               2.12%, 1/8/02 (b) ..............       62,474
    38,500   C.C. (USA), Inc., 3.45%, 2/4/02
               (b) ............................       38,375
    95,408   Concord Minutemen Capital Co.,
               L.L.C., 2.33%, 1/17/02 (b) .....       95,309
    96,725   Concord Minutemen Capital Co.,
               L.L.C., 2.14%, 2/1/02 (b) ......       96,547
    74,455   Concord Minutemen Capital Co.,
               L.L.C., 2.10%, 2/7/02 (b) ......       74,294
    30,000   Concord Minutemen Capital Co.,
               L.L.C., 3.03%, 3/12/01 (b) .....       29,823
    65,000   Corporate Receivables Corp.,
               1.80%, 3/13/02 (b) .............       64,769
   110,413   Crown Point Capital Co., L.L.C.,
               2.00%, 1/14/02 (b) .............      110,333
   226,499   Crown Point Capital Co., L.L.C.,
               2.22%, 2/6/02 (b) ..............      226,011
    70,000   Crown Point Capital Co., L.L.C.,
               3.03%, 3/12/02 (b) .............       69,588
    50,000   CXC, Inc., 2.08%, 1/31/02 (b) ....       49,913
   100,000   CXC, Inc., 1.89%, 3/8/02 (b) .....       99,654
    65,000   Dorada Finance, Inc., 3.40%,
               2/25/02 (b) ....................       64,662
    25,960   Forrestal Funding Master Trust,
               2.35%, 2/6/02 (b) ..............       25,899
    50,000   Galaxy Funding, Inc., 1.94%,
               2/14/02 (b) ....................       49,881
    75,000   Galaxy Funding, Inc., 1.78%,
               3/19/02 (b) ....................       74,714
    86,000   Galaxy Funding, Inc., 2.10%,
               3/20/02 (b) ....................       85,609
    54,619   Giro Multi-Funding Corp., 1.80%,
               2/28/02 (b) ....................       54,461
   100,000   Halogen Capital Co., L.L.C.,
               2.52%, 1/16/02 (b) .............       99,895
   148,525   Halogen Capital Co., L.L.C.,
               2.32%, 1/17/02 (b) .............      148,372

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$   63,673   Halogen Capital Co., L.L.C.,
               2.12%, 2/15/02 (b) .............  $    63,504
    12,000   K2 (USA) L.L.C., 3.45%, 2/4/02
               (b) ............................       11,961
    20,000   K2 (USA) L.L.C., 3.45%, 2/8/02
               (b) ............................       19,927
   150,000   K2 (USA) L.L.C., 3.38%,
               9/16/02 (b) ....................      150,000
    80,100   Lexington Parker Capital Co.,
               L.L.C., 2.40%, 1/11/02 (b) .....       80,047
   101,448   Lexington Parker Capital Co.,
               L.L.C., 3.42%, 1/22/02 (b) .....      101,246
   173,922   Lexington Parker Capital Co.,
               L.L.C., 3.59%, 1/23/02 (b) .....      173,542
   150,000   Lexington Parker Capital Co.,
               L.L.C., 3.64%, 1/25/02 (b) .....      149,650
   100,555   Lexington Parker Capital Co.,
               L.L.C., 2.13%, 2/4/02 (b) ......      100,353
    66,000   Liquid Funding Ltd., 2.09%,
               2/8/02 (b) .....................       65,854
   100,000   Moat Funding L.L.C., 3.45%,
               2/7/02 (b) .....................       99,645
   100,000   Moat Funding L.L.C., 2.22%,
               3/27/02 (b) ....................       99,476
   100,000   Moat Funding L.L.C., 1.83%,
               6/13/02 (b) ....................       99,171
    97,000   Moat Funding L.L.C., 1.94%,
               7/1/02 (b) .....................       96,054
    35,500   Montauk Funding Corp., 2.30%,
               1/18/02 (b) ....................       35,461
   150,000   Montauk Funding Corp., 2.05%,
               2/15/02 (b) ....................      149,640
   170,000   Paradigm Funding L.L.C., 2.07%,
               1/7/02 (b) .....................      169,941
    73,000   Paradigm Funding L.L.C., 2.07%,
               1/8/02 (b) .....................       72,971
   170,000   Paradigm Funding L.L.C., 2.35%,
               1/18/02 (b) ....................      169,811
   183,185   Sheffield Receivables Corp.,
               2.50%, 6/21/02 (b) .............      181,010
    75,000   WCP Funding, Inc., 2.36%,
               1/10/02 (b) ....................       74,956
                                                 -----------
                                                   4,524,947
                                                 -----------
Banking (7.2%):
    50,000   Allied Irish Banks, 2.14%,
               5/28/02 ........................       49,563
    25,000   Banco Rio De La Plata, S.A.,
               3.66%, 3/7/02 ..................       24,837
   100,000   Banco Santander Central
               Hispanoamericano, 1.89%,
               2/28/02 ........................       99,696
   100,000   Den Danske Corp., 1.78%,
               3/18/02 ........................       99,624

                                       4
Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
COMMERCIAL PAPER, CONTINUED:
Banking, continued:
$   50,000   Lease Financing Corp., 2.29%,
               1/28/02 ........................  $    49,914
   100,000   Santander Central Hispano Finance
               Delaware, Inc., 3.59%,
               4/24/02 ........................       98,873
   100,000   Santander Central Hispano Finance
               Delaware, Inc., 2.02%,
               8/30/02 ........................       98,648
   100,000   Stadshypotek Delware, 2.55%,
               2/11/02 (b) ....................       99,709
   100,000   Stadshypotek Delware, 2.13%,
               5/29/02 ........................       99,124
    70,000   Swedbank Foreningssparbanken AB,
               3.67%, 4/2/02 ..................       69,351
   100,000   Swedbank Foreningssparbanken AB,
               2.17%, 9/6/02 ..................       98,505
    50,000   UBN Delaware, 2.06%, 5/31/02 .....       49,571
                                                 -----------
                                                     937,415
                                                 -----------
Brokerage Services (0.6%):
    75,000   Lehman Brothers Holding, Inc.,
               3.66%, 1/17/02 .................       74,878
                                                 -----------
  Total Commercial Paper                           5,537,240
                                                 -----------
EXTENDABLE COMMERCIAL NOTES (5.7%):
Asset Backed (5.7%):
   125,000   ASAP Funding Ltd., 1.90%,
               2/19/02 (b) ....................      124,677
   100,000   Dakota (Citibank Credit Card
               Master Trust), 1.85%, 1/10/02
               (b) ............................       99,954
   150,000   Dakota (Citibank Credit Card
               Master Trust), 1.79%, 1/28/02
               (b) ............................      149,799
    70,000   Fenway Funding L.L.C., 2.05%,
               3/1/02 (b) .....................       69,765
   182,480   New Castle (Discover Card Master
               Trust), 2.10%, 1/30/02 (b) .....      182,170
   119,636   Witmer Funding L.L.C., 2.10%,
               2/13/02 (b) ....................      119,336
                                                 -----------
  Total Extendable Commercial Notes                  745,701
                                                 -----------
MUNICIPAL NOTES (0.3%):
New York (0.3%):
    40,365   New York City Transitional Finance
               Authority, Revenue, Series B,
               2.15%, 5/1/30, LIQ: Westdeutsche
               Landesbank* ....................       40,365
                                                 -----------
  Total Municipal Notes                               40,365
                                                 -----------
CORPORATE NOTES/MEDIUM TERM NOTES (23.1%):
Asset Backed (20.9%):
   143,000   Bavaria Universal Funding Co.,
               1.99%, 3/11/02* (b) ............      142,999

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  100,000   Bavaria Universal Funding Co.,
               1.88%, 4/15/02* (b) ............  $   100,000
    35,000   Belford U.S. Capital Co., L.L.C.,
               1.97%, 1/29/02* (b) ............       35,000
    50,000   Belford U.S. Capital Co., L.L.C.,
               1.94%, 3/28/02* (b) ............       50,000
   110,000   Beta Finance, Inc., 1.81%,
               3/28/02* (b) ...................      110,000
   100,000   Beta Finance, Inc., 1.89%,
               4/17/02* (b) ...................      100,008
   103,000   Blue Heron Funding Ltd., 1.96%,
               10/18/02* (b) ..................      103,000
   100,000   Interstar Millenium, Series 01-1E,
               1.95%, 4/23/02* (b) ............      100,000
    50,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 1.93%, 1/25/02*
               (b) ............................       50,000
    30,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 1.90%, 3/18/02* ...       30,000
    70,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 1.97%, 7/9/02*
               (b) ............................       70,000
    50,000   Liberty Lighthouse U.S. Capital
               Co., L.L.C., 3.39%, 10/10/02 ...       50,000
   100,000   Links Finance L.L.C., 1.90%,
               6/17/02* (b) ...................      100,000
    50,000   Links Finance L.L.C., 1.89%,
               7/15/02* (b) ...................       50,001
   100,000   Links Finance L.L.C., 3.36%,
               9/20/02 (b) ....................      100,000
   255,000   Racers Series 00-7-MM, 1.95%,
               5/30/02* (b) ...................      254,999
    97,500   Racers Series 01-40-C, 1.93%,
               12/20/02* (b) ..................       97,360
   200,000   Racers Series 01-8-MM, 2.15%,
               4/1/02* (b) ....................      199,999
   100,000   Racers Series 99-35-MM-ZCMT,
               1.95%, 12/16/02* (b) ...........      100,000
   100,000   Sigma Finance, Inc., 3.65%,
               1/11/02 (b) ....................       99,899
    90,000   Sigma Finance, Inc., 1.83%,
               1/25/02* (b) ...................       89,998
    75,000   Sigma Finance, Inc., 1.80%,
               2/5/02* (b) ....................       74,995
    38,200   Sigma Finance, Inc., 3.45%,
               2/6/02 (b) .....................       38,068
    60,000   Sigma Finance, Inc., 1.95%,
               8/22/02 (b) ....................       59,243
    75,000   Sigma Finance, Inc., 3.38%,
               10/11/02 (b) ...................       75,000

                                       5
Continued

One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
CORPORATE NOTES/MEDIUM TERM NOTES, CONTINUED:
Asset Backed, continued:
$  100,000   Special Purpose Accounts
               Receivable Cooperative Corp.,
               2.13%,
               5/1/02* (b) ....................  $   100,000
   122,500   Structured Products Asset Return
               Certificates, Series 01-13,
               2.39%, 1/24/02* (b) ............      122,499
   107,000   Syndicated Loan Funding Trust,
               Series 01-10, 1.97%, 6/17/02*
               (b) ............................      107,000
   123,000   Syndicated Loan Funding Trust,
               Series 01-3, 2.00%, 4/12/02*
               (b) ............................      123,000
                                                 -----------
                                                   2,733,068
                                                 -----------
Banking (1.1%):
   139,500   Key Bank, 1.80%, 2/12/02* ........      139,489
                                                 -----------
Telecommunications (1.1%):
   150,000   SBC Communications, Inc., 2.32%,
               1/15/02 (b) ....................      149,865
                                                 -----------
  Total Corporate Notes/Medium Term Notes          3,022,422
                                                 -----------
FUNDING AGREEMENTS (6.6%):
Insurance (6.6%):
    75,000   AIG Life Insurance Co., 1.99%,
               1/19/03* .......................       75,000
    50,000   Allstate Life Insurance Co.,
               2.28%, 5/15/02* ................       50,000
   100,000   Allstate Life Insurance Co.,
               2.23%, 8/15/02* ................      100,000

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  -----------
FUNDING AGREEMENTS, CONTINUED:
Insurance, continued:
$   75,000   General Electric Capital Assurance
               Co., 2.28%, 5/3/02* ............  $    75,000
   100,000   Jackson National Life Insurance
               Co., 2.56%, 10/1/02* ...........      100,000
    50,000   Peoples Benefit Life Insurance
               Co., 2.40%, 10/11/02* ..........       50,000
   265,000   Peoples Benefit Life Insurance
               Co., 2.40%, 12/13/02* ..........      265,000
    50,000   Transamerica Life Insurance &
               Annuity Co., 2.67%, 12/9/02* ...       50,000
   100,000   Transamerica Life Insurance &
               Annuity Co., 2.38%, 1/10/03* ...      100,000
                                                 -----------
  Total Funding Agreements                           865,000
                                                 -----------
TIME DEPOSIT (2.9%):
Banking (2.9%):
   375,000   Societe Generale, 1.00%,
               1/2/02 .........................      375,000
                                                 -----------
  Total Time Deposit                                 375,000
                                                 -----------
REPURCHASE AGREEMENTS (19.1%):
 2,493,548   Joint Repurchase Agreement, 1.81%,
               1/2/02 (Proceeds at maturity
               $2,493,798) ....................    2,493,548
                                                 -----------
  Total Repurchase Agreements                      2,493,548
                                                 -----------
Total (Amortized Cost $13,079,276)(a)            $13,079,276
                                                 ===========

------------
Percentages indicated are based on net assets of $13,062,257.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (37.1%):
U.S. Treasury Bills (19.4%):
$  400,000   1/3/02 ...........................  $  399,965
   150,000   2/21/02 ..........................     149,607
   300,000   5/2/02 ...........................     297,973
   300,000   5/16/02 ..........................     297,828
   100,000   5/30/02 ..........................      99,224
   100,000   6/6/02 ...........................      99,194
   200,000   6/27/02 ..........................     198,204
                                                 ----------
                                                  1,541,995
                                                 ----------
U.S. Treasury Notes (17.7%):
   100,000   6.38%, 1/31/02 ...................     100,190
   100,000   6.25%, 2/28/02 ...................     100,378
   150,000   6.63%, 4/30/02 ...................     151,259
   250,000   6.50%, 5/31/02 ...................     252,641
   205,000   6.38%, 6/30/02 ...................     207,532
   150,000   6.00%, 7/31/02 ...................     151,795
   100,000   6.25%, 7/31/02 ...................     101,306
   100,000   6.38%, 8/15/02 ...................     101,567

PRINCIPAL                                        AMORTIZED
  AMOUNT            SECURITY DESCRIPTION            COST
----------   ----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
$   75,000   6.13%, 8/31/02 ...................  $   76,775
   100,000   5.75%, 10/31/02 ..................     102,782
    50,000   5.13%, 12/31/02 ..................      51,395
                                                 ----------
                                                  1,397,620
                                                 ----------
  Total U.S. Treasury Obligations                 2,939,615
                                                 ----------
REPURCHASE AGREEMENTS (62.8%):
 3,570,738   Joint Repurchase Agreement, 1.65%,
               1/2/02 (Proceeds at maturity
               $3,571,064) ....................   3,570,738
 1,400,000   Joint Repurchase Agreement, 1.80%,
               1/2/02 (Proceeds at maturity
               $1,400,140) ....................   1,400,000
                                                 ----------
  Total Repurchase Agreements                     4,970,738
                                                 ----------
Total (Amortized Cost $7,910,353)(a)             $7,910,353
                                                 ==========

------------
Percentages indicated are based on net assets of $7,915,083.

(a) Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
U.S. Government Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
 U.S. GOVERNMENT AGENCY SECURITIES (65.9%):
Fannie Mae (29.0%):
$ 14,000    5.38%, 3/15/02 ....................  $ 14,021
  15,000    4.30%, 4/5/02 .....................    14,832
  40,000    1.54%, 5/14/02* ...................    40,001
  20,000    1.53%, 6/4/02* ....................    19,999
  20,000    2.28%, 10/4/02 ....................    19,651
  25,000    2.30%, 11/1/02 ....................    24,514
  25,000    2.51%, 11/1/02 ....................    24,998
  40,000    1.53%, 12/6/02* ...................    39,989
  40,000    1.72%, 5/7/03* ....................    39,986
                                                 --------
                                                  237,991
                                                 --------
Federal Agricultural Mortgage Assoc. (3.0%):
  25,000    2.30%, 1/4/02 .....................    24,995
                                                 --------
Federal Farm Credit Bank (2.4%):
  20,000    2.10%, 2/1/02 .....................    20,000
                                                 --------
Federal Home Loan Bank (6.4%):
  33,000    5.13%, 2/26/02 ....................    33,055
  20,000    1.73%, 12/12/02* ..................    19,996
                                                 --------
                                                   53,051
                                                 --------
Freddie Mac (25.1%):
  20,000    3.51%, 1/3/02 .....................    19,996
  35,000    2.65%, 1/11/02 ....................    34,974
  25,000    2.24%, 1/25/02 ....................    24,963
  27,000    3.52%, 2/15/02 ....................    26,881

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Freddie Mac, continued:
$ 25,406    2.22%, 3/8/02 .....................  $ 25,303
  12,322    4.31%, 3/28/02 ....................    12,195
  15,000    3.32%, 4/25/02 ....................    14,842
  22,657    2.28%, 9/25/02 ....................    22,274
  25,000    2.51%, 11/1/02, Callable 5/1/02 @
              100 .............................    25,000
                                                 --------
                                                  206,428
                                                 --------
  Total U.S. Government Agency Securities         542,465
                                                 --------
REPURCHASE AGREEMENTS (28.0%):
 230,456    Joint Repurchase Agreement, 1.81%,
              1/2/02 (Proceeds at maturity
              $230,479) .......................   230,456
                                                 --------
  Total Repurchase Agreements                     230,456
                                                 --------
INVESTMENT COMPANIES (6.1%):
  25,000    AIM Short-Term Investments Trust
              Treasury Portfolio, Institutional
              Class ...........................    25,000
  25,000    Short-Term Investments Trust
              Government & Agency .............    25,000
                                                 --------
  Total Investment Companies                       50,000
                                                 --------
Total (Amortized Cost $822,921)(a)               $822,921
                                                 ========

------------
Percentages indicated are based on net assets of $823,085.

(a) Aggregate cost for federal income tax purposes is substantially the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
ANTICIPATION NOTES (10.3%):
California (5.4%):
 $25,000    Los Angeles County, Tax Revenue,
              GO, 3.75%, 6/28/02 .............  $   25,135
  83,500    State, Revenue, Series A, 3.25%,
              6/28/02 ........................      83,926
                                                ----------
                                                   109,061
                                                ----------
Iowa (1.4%):
  12,000    State School Cash Program, Iowa
              School Corp., GO, Series B,
              3.88%, 1/30/02, LOC: FSA .......      12,008
  16,000    State School Cash Program, Iowa
              School Corp., Series A, 3.75%,
              6/21/02, LOC: FSA ..............      16,080
                                                ----------
                                                    28,088
                                                ----------
Kentucky (0.8%):
  15,000    Asset & Liability Commission, Tax
              Revenue, Series A, 4.00%,
              6/26/02 ........................      15,104
                                                ----------
Ohio (0.9%):
   5,000    Highland Local School District,
              GO, 3.12%, 1/24/02 .............       5,001
   5,000    Milford Village School District,
              GO, 3.21%, 1/17/02 .............       5,001
   7,000    State Water Development Authority,
              PCR, Water Quality Revenue,
              2.50%, 3/28/02 .................       7,019
                                                ----------
                                                    17,021
                                                ----------
Texas (1.8%):
  35,000    State, Tax Revenue, Series A-L32,
              3.75%, 8/29/02 .................      35,288
                                                ----------
  Total Anticipation Notes                         204,562
                                                ----------
MUNICIPAL NOTES (0.6%):
New York (0.4%):
   9,000    New York City Transitional Finance
              Authority, Revenue, New York
              City Recovery Notes, Series A,
              3.25%, 10/2/02 .................       9,074
                                                ----------
Ohio (0.2%):
   3,000    Dublin City School District,
              School Facilities Construction &
              Improvement Notes, GO, Series B,
              2.12%, 11/14/02 ................       3,006
                                                ----------
  Total Municipal Notes                             12,080
                                                ----------
TAX FREE COMMERCIAL PAPER (7.4%):
Alabama (0.9%):
  17,100    Phenix County IDA, Mead Paper,
              Series 88, AMT, 3.13%, 3/4/02,
              LOC: ABN AMRO ..................      17,100
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Alaska (0.6%):
 $11,700    Valdez Marine Terminal, Oil
              Revenue, Marine Terminal Arco
              Project, Series 94-A, 2.65%,
              1/16/02 ........................  $   11,700
                                                ----------
Colorado (1.1%):
  22,400    Denver Airport System Revenue,
              Series 97-A, AMT, 2.00%,
              1/16/02, LOC: Bayerische
              Landesbank .....................      22,400
                                                ----------
Illinois (2.1%):
  42,191    Chicago O'Hare, Airport Revenue,
              Series A, AMT, 1.70%, 1/15/02,
              LOC: Commerzbank ...............      42,191
                                                ----------
Indiana (0.5%):
  10,000    Development Finance Authority,
              Solid Waste-Pure Air, AMT,
              1.50%, 2/11/02, LOC: Landesbank
              Hessen .........................      10,000
                                                ----------
Michigan (0.7%):
   1,000    State Housing Development
              Authority, Multi-Family Housing
              Revenue, AMT, 1.90%, 2/4/02,
              LOC: Landesbank Hessen .........       1,000
   4,100    State Housing Development
              Authority, Multi-Family Housing
              Revenue, AMT, 1.75%, 2/19/02,
              LOC: Landesbank Hessen .........       4,100
   8,050    State Strategic Fund, Dow
              Chemical, Series 88, AMT, 1.55%,
              2/13/02, LOC: Dow Chemical .....       8,050
                                                ----------
                                                    13,150
                                                ----------
Nevada (0.8%):
  16,600    Las Vegas Water District, GO,
              Series A, 1.40%, 1/14/02, LOC:
              Westdeutsche Landesbank ........      16,600
                                                ----------
West Virginia (0.7%):
   5,400    Public Energy Authority, Revenue,
              Morgantown Energy Assoc., Series
              89-A, AMT, 1.45%, 2/1/02, LOC:
              Dexia Credit Local De France ...       5,400
   8,000    Public Energy Authority, Revenue,
              Morgantown Energy Assoc., Series
              89-A, AMT, 1.50%, 2/1/02, LOC:
              Dexia Credit Local De France ...       8,000
                                                ----------
                                                    13,400
                                                ----------
  Total Tax Free Commercial Paper                  146,541
                                                ----------

                                       9
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
DAILY DEMAND NOTES (5.7%):
Indiana (0.1%):
 $ 2,500    Development Finance Authority,
              Environmental Revenue, PSI
              Energy, Inc. Project, AMT,
              2.00%, 8/1/28, LOC: Morgan
              Guaranty Trust* ................  $    2,500
                                                ----------
Kentucky (0.3%):
   4,000    Lexington-Fayette Urban County
              Airport Corp., Revenue, Series
              C, AMT, 2.00%, 7/1/13,
              LOC: MBIA* .....................       4,000
   2,100    Lexington-Fayette Urban County
              Airport Corp., Revenue, Series
              A, AMT, 2.00%, 7/1/28, LOC:
              MBIA* ..........................       2,100
                                                ----------
                                                     6,100
                                                ----------
Louisiana (0.5%):
   5,500    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 2.00%, 10/1/24, GTY:
              British Petroleum Co., PLC* ....       5,500
   5,200    Plaquemines Parish, Environmental
              Revenue, British Petroleum
              Exploration & Oil, Inc. Project,
              AMT, 2.00%, 5/1/25, GTY: British
              Petroleum Co., PLC* ............       5,200
                                                ----------
                                                    10,700
                                                ----------
Michigan (1.6%):
   1,300    Delta County Economic Development
              Corp., Environmental Improvement
              Revenue, Mead-Escanaba Paper Co.
              Project, AMT, 1.90%, 12/1/13,
              LOC: Bank of Nova Scotia* ......       1,300
   1,600    Delta County Economic Development
              Corp., Environmental Improvement
              Revenue, Mead-Escanaba Paper Co.
              Project, AMT, 1.90%, 12/1/23,
              LOC: Bank of Nova Scotia* ......       1,600
   2,960    Delta County Economic Development
              Corp., Environmental Improvement
              Revenue, Mead-Escanaba Paper Co.
              Project, AMT, 1.90%, 12/1/23,
              LOC: Union Bank of
              Switzerland* ...................       2,960
   2,500    State Strategic Fund, Dow Chemical
              Co. Project, 2.05%, 12/1/30* ...       2,500
   1,000    State Strategic Fund, Dow Chemical
              Co. Project, AMT, 2.00%,
              12/1/14* .......................       1,000

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 2,900    University of Michigan Medical
              Center, Revenue, Series 95-A,
              1.90%, 12/1/27* ................  $    2,900
  15,755    University of Michigan, Hospital
              Revenue, Series 92-A, 1.90%,
              12/1/19* .......................      15,755
   2,600    University of Michigan, Medical
              Service Plan, Series A, 1.90%,
              12/1/27* .......................       2,600
                                                ----------
                                                    30,615
                                                ----------
Missouri (0.2%):
   3,100    St. Louis, IDA, Elderly Housing
              Revenue, Homer G. Phillips
              Project, Series B, AMT, 2.15%,
              12/1/31, LOC: U.S. Bank
              N.A.* ..........................       3,100
                                                ----------
Ohio (0.0%):
     350    State Air Quality Development
              Authority, Revenue, Cincinnati
              Gas & Electric, Series B, 1.85%,
              9/1/30, LOC: Canadian Imperial
              Bank of Commerce* ..............         350
                                                ----------
Oregon (1.0%):
  13,500    State, EDR, Newsprint Co. Project,
              Series 197, AMT, 2.00%, 12/1/25,
              LOC: Toronto Dominion Bank* ....      13,500
   7,000    State, EDR, Newsprint Co. Project,
              Series 203, AMT, 2.00%, 12/1/26,
              LOC: Toronto Dominion Bank* ....       7,000
                                                ----------
                                                    20,500
                                                ----------
Texas (1.4%):
   5,700    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Co. Project, 2.05%, 5/1/23* ....       5,700
   3,700    Gulf Coast Waste Disposal
              Authority, PCR, Amoco Oil Co.
              Project, AMT, 2.00%, 5/1/23,
              GTY: Amoco Corp.* ..............       3,700
   2,000    Gulf Coast, IDA, Environmental
              Facilities Revenue, Citgo
              Petroleum Corp. Project, AMT,
              2.00%, 3/1/31, LOC: Royal Bank
              of Canada* .....................       2,000
  15,700    Harris County Health Facilities
              Development Corp., Revenue,
              Texas Childrens Hospital
              Project, Series B-1, 1.90%,
              10/1/29, LOC: MBIA* ............      15,700
                                                ----------
                                                    27,100
                                                ----------

                                       10
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Virginia (0.6%):
 $ 6,700    King George County, IDA, Revenue,
              Birchwood Power Partners
              Project, AMT, 1.90%, 11/1/25,
              LOC: Credit Suisse First
              Boston* ........................  $    6,700
   6,000    King George County, IDA, Revenue,
              Birchwood Power Partners
              Project, AMT, 1.90%, 3/1/27,
              LOC: Credit Suisse First
              Boston* ........................       6,000
                                                ----------
                                                    12,700
                                                ----------
  Total Daily Demand Notes                         113,665
                                                ----------
WEEKLY DEMAND NOTES (71.8%):
Alaska (0.4%):
   7,270    Industrial Development & Export
              Authority, AMT, 1.76%, 4/1/14,
              LOC: MBIA* (b) .................       7,270
                                                ----------
Arizona (2.5%):
  33,805    Health Facilities Authority,
              Revenue, 1.85%, 6/1/30, LOC:
              Landesbank Hessen* (b) .........      33,805
  16,460    Tucson, Single Family Mortgage
              Revenue, Roaring Fork Trust,
              Series 01-A, AMT, 1.91%, 1/1/34,
              LOC: FNMA/GNMA/FHLMC* (b) ......      16,460
                                                ----------
                                                    50,265
                                                ----------
Arkansas (1.9%):
  25,200    Clark County Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 1.74%, 8/1/22,
              LOC: SunTrust Bank* ............      25,200
   8,200    Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 1.74%, 8/1/22,
              LOC: SunTrust Bank* ............       8,200
   4,500    State Development Finance
              Authority, IDR, Semco, Inc.
              Project, AMT, 1.75%, 12/1/19,
              LOC: Bank of America* ..........       4,500
                                                ----------
                                                    37,900
                                                ----------
California (0.3%):
   5,865    Newman Capital Trust, Series 01-1,
              Class A, 1.81%, 4/7/31, LOC:
              FHLMC* (b) .....................       5,865
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Colorado (2.2%):
 $20,515    City & County Denver, Single
              Family Mortgage Revenue, AMT,
              1.91%, 11/1/32, GTY: GNMA/FNMA/
              FHLMC, LIQ: Bank of
              New York* (b) ..................  $   20,515
   3,500    Colorado Springs YMCA, 1.75%,
              11/1/20, LOC: Wells Fargo* .....       3,500
   9,430    El Paso County, Single Family
              Mortgage Revenue, AMT, 1.91%,
              11/1/33, LOC: FNMA/GNMA/ FHLMC*
              (b) ............................       9,430
   4,600    Housing Finance Authority, Multi-
              Family Revenue, Series 00-A2,
              1.75%, 4/1/20* .................       4,600
   3,235    Housing Finance Authority, Multi-
              Family Revenue, Class I,
              Series 00-A1, 1.75%, 10/1/30,
              LOC: FHLB* .....................       3,235
   2,500    School Mines Development Corp.,
              Revenue, 1.80%, 9/1/26, LOC:
              Allied Irish Bank PLC* .........       2,500
                                                ----------
                                                    43,780
                                                ----------
Delaware (0.3%):
   5,000    University of Delaware, Revenue,
              1.60%, 11/1/23, LIQ: Bank of
              America* .......................       5,000
                                                ----------
Florida (7.2%):
  68,010    Capital Projects Finance
              Authority, Revenue, Capital
              Projects Loan Program, Series H,
              1.85%, 12/1/30, LOC: Bayerische
              Hypotheken Verinbank, Landesbank
              Hessen, Bank of New York, GIC:
              Caisse Des Despots* (b) ........      68,009
  60,000    Capital Trust Agency, Multi-Family
              Housing Revenue, Community Loan
              Program, Series 99-A, 1.76%,
              12/1/32, LOC: National Union
              Fire Insurance Co.* (b) ........      60,000
   5,255    Jacksonville Sales Tax Revenue,
              1.69%, 10/1/14, LOC: FGIC*
              (b) ............................       5,255
   4,825    Orange County, Health Facilities
              Authority, 1.65%, 12/1/23, LOC:
              SunTrust Bank* (b) .............       4,825
   5,500    Palm Beach County, Zoological
              Society, 1.65%, 5/1/31, LOC:
              Northern Trust Co.* ............       5,500
                                                ----------
                                                   143,589
                                                ----------

                                       11
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
 Georgia (2.2%):
 $ 5,610    Atlanta Water & Sewer Revenue,
              1.69%, 1/1/17, LOC: FGIC*
              (b) ............................  $    5,610
  10,765    Columbus Hospital Authority,
              Revenue, St. Francis Hospital,
              Inc. Project, 1.65%, 1/1/18,
              LOC: SunTrust Bank* ............      10,765
   3,735    Gwinnett County Housing Authority,
              Herrington Woods Apartments,
              Series 96-A, AMT, 1.65%,
              9/15/26, LOC: Key Bank* (b) ....       3,735
   4,900    Macon-Bibb County Hospital
              Authority, Revenue, 1.65%,
              8/1/18, LOC: SunTrust Bank*
              (b) ............................       4,900
  19,500    St. Mary's Developmental
              Authority, PCR, Trigen-Biopower,
              Inc. Project, 1.65%, 11/1/25,
              LOC: HSBC* .....................      19,500
                                                ----------
                                                    44,510
                                                ----------
Idaho (0.3%):
   6,900    State University Foundation, Inc.,
              Revenue, L.E. & Thelma Stephens
              Project, 1.75%, 5/1/21, LOC:
              Wells Fargo Bank N.A.* .........       6,900
                                                ----------
Illinois (5.3%):
   5,000    Carol Stream, Multi-Family Housing
              Revenue, Refinancing Housing,
              St. Charles Square, AMT, 1.85%,
              3/15/27, LIQ: FNMA* ............       5,000
   7,495    Chicago Board of Education,
              Merlots, Series A47, 1.71%,
              12/1/26, LOC: FGIC* (b) ........       7,495
   3,716    Chicago O'Hare International
              Airport, Revenue, Second Lien,
              Series B, AMT, 1.65%, 1/1/18,
              LOC: Societe Generale* .........       3,716
  10,000    Chicago O'Hare International
              Airport, Revenue, Series B06,
              AMT, 1.76%, 1/1/32, LOC: AMBAC*
              (b) ............................      10,000
   7,100    Chicago Park District, Merlots,
              Series A61, 1.71%, 1/1/21, LOC:
              FGIC* (b) ......................       7,100
   8,670    Cook County Community Consolidated
              Schools, District # 015,
              Palatine Putters, GO, Series
              225, 1.76%, 12/1/15, LOC: FGIC*
              (b) ............................       8,670
   5,300    Cook County, GO, 1.69%, 11/15/13,
              LOC: FGIC* (b) .................       5,300
  10,120    Cook County, GO, 1.69%, 11/15/16,
              LOC: FGIC* (b) .................      10,120

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois, continued:
 $ 7,870    Housing Development Authority,
              Multi-Family Revenue, Pheasant
              Ridge/Hunter, AMT, 1.70%,
              4/1/32, LOC: LaSalle Bank* .....  $    7,870
   7,640    Jacksonville, Industrial Revenue,
              AGI, Inc. Project, AMT, 1.95%,
              2/1/26, LOC: Bank of
              America* .......................       7,640
  11,240    Rock Island County Metropolitan
              Airport Authority, Series C, GO,
              AMT, 1.75%, 7/1/29, FSA, LIQ:
              Norwest* .......................      11,240
  16,440    State, GO Putters, Series 133,
              1.71%, 10/1/07, LOC: FGIC,
              LIQ: J.P. Morgan* (b) ..........      16,440
   4,730    Will & Kankakee County Development
              Authority, IDR, JRS Realty
              Association L.L.C. Project A,
              2.00%, 12/1/18, LOC: PNC Bank*
              (b) ............................       4,730
                                                ----------
                                                   105,321
                                                ----------
Indiana (0.9%):
   4,440    Health Facilities Financing
              Authority, Hospital Revenue,
              Mary Sherman Hospital, 1.69%,
              5/1/19, LOC: Fifth Third
              Bank* ..........................       4,440
   2,250    Jasper, EDR, Best Chairs, Inc.,
              Project, AMT, 2.00%, 3/1/19,
              LOC: PNC Bank* (b) .............       2,250
  10,250    Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 1.80%,
              8/1/14, LOC: Swiss Bank* .......      10,250
                                                ----------
                                                    16,940
                                                ----------
Iowa (1.2%):
  15,760    Finance Authority Revenue, Private
              School Facilities, 1.80%,
              6/1/19, LOC: Allied Irish Bank*
              (b) ............................      15,760
   9,125    Finance Authority, Multi-Family
              Revenue, Prestwick Apartments,
              1.91%, 6/20/36, LOC: FHA*
              (b) ............................       9,125
                                                ----------
                                                    24,885
                                                ----------
Kansas (2.1%):
   8,750    City of Burlington, PCR, Series
              A15, Regulation D, 1.85%,
              6/1/31, LOC: MBIA, LIQ: Bank of
              New York* (b) ..................       8,750
   7,500    Department of Transportation,
              Highway Revenue, Series C-1,
              1.65%, 9/1/20, LIQ: State of
              Kansas* ........................       7,500

                                       12
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Kansas, continued:
 $25,315    Sedgwick & Shawnee Counties,
              Single Family Mortgage Revenue,
              Roaring Fork Trust, Series
              01-B2, 1.91%, 12/1/33* (b) .....  $   25,315
                                                ----------
                                                    41,565
                                                ----------
Kentucky (2.4%):
  19,995    Breckinridge County Lease Program,
              Revenue, Kentucky Assoc.
              Counties Leasing Trust, Series
              A, 1.72%, 2/1/31, LOC: Firstar
              Bank* ..........................      19,995
   8,565    Breckinridge County Lease Program,
              Revenue, Kentucky Assoc.
              Counties Leasing Trust, Series
              A01-A, 1.72%, 12/1/29, LOC:
              Firstar Bank* ..................       8,565
   5,100    Carroll County, Solid Waste
              Disposal, Acquisition Project,
              1.70%, 5/1/31, LOC:
              Citibank* ......................       5,100
   2,435    City of Mayfield, League of Cities
              Lease Finance Program, 1.85%,
              7/1/26, LOC: PNC Bank* .........       2,435
  12,000    Henderson County, Solid Waste
              Disposal Revenue, Hudson Foods,
              Inc., Project, AMT, 1.80%,
              3/1/15, LOC: Rabobank
              Netherlands* ...................      12,000
                                                ----------
                                                    48,095
                                                ----------
Louisiana (0.8%):
  15,000    Local Government Environment
              Facilities, Community
              Development Authority, Revenue,
              LCDA Loan Financing Program,
              Series A, 1.85%, 6/1/31, LOC:
              BNP Paribas* ...................      15,000
                                                ----------
Maine (0.3%):
   6,595    State Housing Authority, Mortgage
              Revenue, 1.74%, 5/15/27, LOC:
              J.P. Morgan* (b) ...............       6,595
                                                ----------
Michigan (9.1%):
  14,981    ABN AMRO Munitops Certificates
              Trust, Series 98-13, 1.64%,
              10/4/06, LOC: MBIA* (b) ........      14,981
   3,450    City of Dearborn Economic
              Development Corp., Henry Ford
              Village, 1.70%, 10/1/23, LOC:
              Comerica Bank* .................       3,450
   6,400    Detroit Sewer Disposal System,
              Revenue, Merlot, Series A103,
              1.71%, 7/1/29, LOC: FGIC*
              (b) ............................       6,400

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 1,385    Detroit Water Supply System,
              Revenue, Senior Lien Bonds,
              Series 01-A, 1.69%, 7/1/28, LOC:
              FGIC* (b) ......................  $    1,385
   5,420    Greater Detroit Resource Recovery
              Authority, 1.69%, 12/13/06, LOC:
              AMBAC* (b) .....................       5,420
  25,400    Higher Education Student Loan,
              Series X11-B, AMT, 1.65%,
              10/1/13, LOC: AMBAC* ...........      25,400
   6,495    Lake Orion Community School
              District, 1.69%, 5/1/15, LOC:
              AMBAC* (b) .....................       6,495
   5,280    Municipal Building Authority
              Revenue Bonds, 1.69%, 10/1/14*
              (b) ............................       5,280
   5,500    Oakland County Economic
              Development Corp., Cranbrook
              Education Community Project A,
              1.70%, 11/1/17, LIQ: Comerica
              Bank* ..........................       5,500
  14,985    State Clean Water, 1.69%, 11/1/13,
              LOC: J.P. Morgan* (b) ..........      14,985
   3,630    State Housing Development
              Authority, Single Family
              Revenue, AMT, 1.76%, 6/1/11,
              LOC: MBIA* (b) .................       3,630
   2,795    State Strategic Fund, LO, Wayne
              Disposal Oakland Project, AMT,
              1.90%, 3/1/05, LOC: Comerica
              Bank* ..........................       2,795
   2,000    State Strategic Fund, LO, Midbrook
              Products, Inc. Project, AMT,
              1.75%, 10/1/29, LOC: Comerica
              Bank* ..........................       2,000
   4,140    State Strategic Fund, LO, Petoskey
              Plastics, Inc. Project, AMT,
              1.80%, 8/1/16, LOC: Comerica
              Bank* (b) ......................       4,140
   2,450    State Strategic Fund, LO, Saginaw
              Products Corp. Project, AMT,
              1.80%, 9/1/17, LOC: Comerica
              Bank* (b) ......................       2,450
     300    State Strategic Fund, LO, Pyper
              Products Corp. Project, AMT,
              1.80%, 10/1/18, LOC: Comerica
              Bank* (b) ......................         300
   2,800    State Strategic Fund, LO, Quincy,
              Inc. Project, AMT, 1.80%,
              12/1/22, LOC: Michigan National
              Bank* (b) ......................       2,800
   2,505    State Strategic Fund, LO,
              Atmosphere Heat Treating, 1.80%,
              8/1/27, LOC: Comerica Bank* ....       2,505

                                       13
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $14,000    State Strategic Fund, LO, Van
              Andel Research Institute
              Project, 1.60%, 11/1/27, LOC:
              Michigan National Bank* ........  $   14,000
   3,000    State Strategic Fund, LO, JEB
              Properties, Inc. Project, 1.80%,
              9/1/30, LOC: Comerica Bank*
              (b) ............................       3,000
   3,375    State Strategic Fund, LO, Sterling
              Die & Engineering Project, AMT,
              1.80%, 8/1/35, LOC: Comerica
              Bank* ..........................       3,375
  20,000    State Strategic Fund, LO, Van
              Andel Research Institute
              Project, 1.60%, 3/1/39, LOC:
              Michigan National Bank* ........      20,000
   1,920    State, University Revenue, Series
              00-A, 1.50%, 8/15/30, LIQ: Dexia
              Credit Local de France* ........       1,920
  14,300    Wayne County Airport, Series A,
              AMT, 1.72%, 12/1/08, LOC:
              FSA* ...........................      14,300
  16,690    Wayne County Airport, Series A,
              AMT, 1.65%, 12/1/16, LOC:
              Bayerische Landesbank* .........      16,690
                                                ----------
                                                   183,201
                                                ----------
Minnesota (0.9%):
   1,150    Higher Education Facilities
              Authority, Carleton College,
              Series 5G, 1.60%, 11/1/29, LOC:
              Norwest Bank* ..................       1,150
   4,970    Higher Education Facilities
              Authority, Carleton College,
              Series 3-L2, 1.60%, 11/1/12,
              LOC: Norwest Bank* .............       4,970
   4,550    Minneapolis Convention Center, GO,
              1.60%, 12/1/18* ................       4,550
   7,330    St. Paul Housing & Redevelopment
              Authority, Revenue, Derham Hall
              Project, 1.75%, 2/1/26, LOC:
              Allied Irish Bank PLC* .........       7,330
                                                ----------
                                                    18,000
                                                ----------
Mississippi (1.6%):
  20,100    Hospital Equipment & Facilities
              Authority, Revenue, North
              Mississippi Health Services,
              Series 1, 1.70%, 5/15/30, SPA:
              Westdeutsche Landesbank* .......      20,100
  11,980    State, GO Putters, Series 138,
              1.71%, 11/1/07, LOC: FGIC*
              (b) ............................      11,980
                                                ----------
                                                    32,080
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Missouri (0.3%):
 $ 6,250    Newman Capital Trust, Series 01-1,
              Class A, 1.86%, 4/11/33, LOC:
              FHLMC* (b) .....................  $    6,250
                                                ----------
Nebraska (0.3%):
   5,625    Investment Finance Authority,
              Single Family Housing Revenue,
              Series H, 1.76%, 9/1/17, GTY:
              GNMA, LIQ: Bank of America*
              (b) ............................       5,625
                                                ----------
Nevada (0.7%):
  13,000    Clark County, Airport Revenue, Sub
              Lien, Series B, AMT, 1.70%,
              7/1/28, LOC: MBIA* .............      13,000
                                                ----------
North Carolina (0.5%):
   9,655    Charlotte, Airport Revenue, Series
              A, AMT, 1.65%, 7/1/17, LOC:
              MBIA* ..........................       9,655
                                                ----------
Ohio (6.4%):
   2,280    City of Cleveland, Airport System
              Revenue Bonds, Series D, AMT,
              1.65%, 1/1/27, LOC: Toronto
              Dominion Bank* .................       2,280
     740    Clinton County, Hospital Revenue,
              Pooled Financial Programs,
              Series 98, 1.75%, 6/1/28, LOC:
              Fifth Third Bank* ..............         740
   4,200    Cuyahoga County, EDR, Hathaway
              Brown School Project, 1.75%,
              11/1/24, LOC: Key Bank* ........       4,200
  12,000    Franklin County, Ohio Hospital
              Revenue, Series II-R-55, 1.81%,
              6/1/17, LIQ: Salomon Smith
              Barney* (b) ....................      12,000
   6,390    Housing Finance Agency,
              Multi-Family Housing Revenue,
              Hunters Glen, Series 99-C, AMT,
              1.91%, 12/25/29* (b) ...........       6,390
   7,360    Housing Finance Agency,
              Residential Mortgage Revenue,
              Series 99-C, AMT, 1.75%, 3/1/21,
              LOC: GNMA, LIQ: Chase Manhattan
              Trust* (b) .....................       7,360
   7,285    Housing Finance Agency, Revenue,
              Assistanced Living Concepts,
              Series A-1, AMT, 1.75%, 7/1/18,
              LOC: U.S. Bank N.A.* ...........       7,285
   4,600    Housing Finance Agency, Series C,
              AMT, 1.76%, 9/1/13, LOC: GNMA,
              LIQ: First Union* (b) ..........       4,600

                                       14
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $   700    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              1.77%, 4/1/29, LOC: Societe
              Generale* ......................  $      700
  15,300    State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              1.77%, 4/1/28, LOC: Societe
              Generale* ......................      15,300
   5,000    State Higher Education Facilities,
              Revenue, Xavier University
              Project, Series B, 1.85%,
              11/1/30, LOC: Firstar Bank* ....       5,000
   1,750    State Water Development Authority
              Revenue, Timken Co. Project,
              1.60%, 5/1/07, LOC: Wachovia
              Bank* ..........................       1,750
   8,600    Student Loan Funding Corp.,
              Cincinnati Student Loan Revenue,
              Series A-1, AMT, 1.70%, 1/1/07,
              SPA: Bank of America* ..........       8,600
  46,950    Student Loan Funding Corp.,
              Cincinnati Student Loan Revenue,
              Series A-2, AMT, 1.70%, 8/1/10,
              SPA: Sallie Mae* ...............      46,950
   3,400    Warren County, EDR, Ralph J.
              Stolle Countyside YMCA, 1.67%,
              8/1/20, LOC: Fifth Third Bank*
              (b) ............................       3,400
                                                ----------
                                                   126,555
                                                ----------
Oklahoma (0.3%):
   6,000    Industrial Authority, Hospital
              Revenue, Deaconess Health,
              Series A, 1.75%, 10/1/17, LOC:
              KBC Bank N.V.* .................       6,000
                                                ----------
Pennsylvania (3.7%):
   8,000    Allegheny County, Higher Education
              Building Authority, Revenue,
              Chatham College, Series B,
              1.90%, 9/1/28, LOC: PNC
              Bank* ..........................       8,000
   2,445    Allegheny County, Hospital
              Development Authority Revenue,
              Margaret Memorial Hospital,
              1.69%, 10/1/21, LOC: Mellon
              Bank* (b) ......................       2,445
   4,750    Allegheny County, IDA, Eye & Ear
              Properties Corp., 1.69%, 2/1/15,
              LOC: PNC Bank* .................       4,750
   8,680    Allegheny County, IDA, Revenue,
              United Jewish Federation
              Project, Series B, 1.90%,
              10/1/25, LOC: PNC Bank* (b) ....       8,680

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Pennsylvania, continued:
 $31,995    Delaware County Authority,
              Revenue, Mercy Health System,
              1.88%, 11/15/16, LIQ: Merrill
              Lynch* (b) .....................  $   31,995
  10,000    Higher Education Assistant Agency,
              Student Loan, 1.85%, 6/1/31,
              LOC: AMBAC* ....................      10,000
   3,075    New Castle Area Hospital
              Authority, Revenue, Series 95,
              1.90%, 7/1/26, LOC: FSA* .......       3,075
   5,700    State Economic Development Finance
              Authority, Revenue, Fabtech,
              Inc., Project, Series 98-D,
              2.00%, 6/1/10, LOC: PNC Bank*
              (b) ............................       5,700
                                                ----------
                                                    74,645
                                                ----------
South Carolina (1.3%):
  12,195    ABN-AMRO Munitops Certificates
              Trust, GO, Series 01-37, 1.70%,
              2/1/10, LOC: FGIC, LIQ: ABN
              AMRO* (b) ......................      12,195
  10,000    State Educational Facilities
              Authority for Private Nonprofit
              Institutions, Converse College
              Project, 1.60%, 7/1/15, LOC:
              BankAmerica* ...................      10,000
   2,720    State Jobs Economic Development
              Authority, IDR, Facilities
              Leasing Project, AMT, 1.75%,
              12/1/13, LOC: Bank of America*
              (b) ............................       2,720
                                                ----------
                                                    24,915
                                                ----------
Tennessee (1.8%):
   2,600    Memphis-Shelby County, IDR,
              Ponderosa Fibers of America
              Project, AMT, 1.70%, 4/1/05,
              LOC: NationsBank* ..............       2,600
  15,480    Montgomery County, Public Building
              Authority, Pooled Financing
              Revenue, 1.60%, 11/1/27, LOC:
              Bank of America* (b) ...........      15,480
  14,600    Montgomery County, Public Building
              Authority, Pooled Financing
              Revenue, 1.60%, 9/1/29, LOC:
              Bank of America* (b) ...........      14,600
   3,800    Nashville & Davidson County,
              Health & Education Facilities
              Board, Revenue, Belmont
              University Project, 1.65%,
              12/1/22, LOC: SunTrust Bank*
              (b) ............................       3,800
                                                ----------
                                                    36,480
                                                ----------

                                       15
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (7.5%):
 $14,100    Capital Health Facilities
              Development Corp., Island on
              Lake Travis Ltd. Project, AMT,
              1.65%, 12/1/16, LOC: Credit
              Suisse First Boston* ...........  $   14,100
   4,055    Dallas Fort Worth Airport
              Facilities, Learjet, Inc.
              Project, Series 01-A1, AMT,
              1.70%, 1/1/16, LOC: Bank
              America* .......................       4,055
   7,000    Dallas Fort Worth International
              Airport, Revenue, AMT, 1.81%,
              11/1/20, LOC: FGIC* (b) ........       7,000
   9,120    Dallas Fort Worth International
              Airport, Revenue, 1.74%,
              11/1/24* (b) ...................       9,120
   3,700    Denton County, IDR, Hydro Conduit
              Corp., 1.60%, 12/1/06, LOC:
              Union Bank of Switzerland*
              (b) ............................       3,700
   5,200    Nacogdoches County, Hospital
              District Sales Tax, Series A59,
              1.71%, 5/15/26, LOC: AMBAC*
              (b) ............................       5,200
  20,300    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 1.65%, 6/1/21,
              LOC: SLMA* .....................      20,300
  12,200    Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series X, AMT, 1.65%, 6/1/27,
              LOC: SLMA* .....................      12,200
  28,635    Port Arthur Navigational District,
              Environmental Facilities
              Revenue, Motiva Enterprises
              L.L.C. Project, AMT, 1.90%,
              12/1/27* (b) ...................      28,635
   8,700    San Antonio Health Facilities
              Development Corp., Revenue, CTRC
              Clinical Foundation Project,
              1.75%, 6/1/20, LOC: Wells
              Fargo* .........................       8,700
   6,200    South Higher Education Authority,
              Revenue, AMT, 1.65%, 12/1/27,
              LOC: SLMA* .....................       6,200
   6,900    Trinity River Authority, Solid
              Waste Disposal Revenue,
              Community Waste Disposal
              Project, 1.90%, 5/1/21* ........       6,900
  23,000    West Side Calhoun County
              Navigation District, Revenue,
              Union Carbide Corp. Project,
              AMT, 1.90%, 4/1/31* ............      23,000
                                                ----------
                                                   149,110
                                                ----------

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Utah (0.3%):
 $ 6,400    Salt Lake City, Revenue, Valley
              Mental Health Project, Series
              01, 1.75%, 12/1/21, LOC: Wells
              Fargo Bank* ....................  $    6,400
                                                ----------
Virginia (0.7%):
  14,455    College Building Authority,
              Educational Facilities Revenue,
              Putters Series 134, 1.71%,
              9/1/07, LOC: FSA, LIQ: J.P.
              Morgan* (b) ....................      14,455
                                                ----------
Washington (4.2%):
   5,000    ABN AMRO Munitops Certificate
              Trust, Series 01-1, 1.70%,
              7/1/06, LOC: MBIA* (b) .........       5,000
  30,000    Higher Educational Facilities
              Authority, Revenue, Seattle
              Pacific University Project,
              Series A, 1.60%, 10/1/30, LOC:
              BankAmerica* ...................      30,000
   5,000    Port Seattle, Revenue, AMT, 1.76%,
              2/1/18, LOC: MBIA* (b) .........       5,000
  13,900    Snohomish County Public Hospital,
              1.60%, 12/5/18, LOC: Bank of
              America* .......................      13,900
   9,500    State Finance Commission, Avalon
              Ridge Apartments Project, AMT,
              1.70%, 5/15/26, LOC: FNMA* .....       9,500
  19,600    State Health Care Facilities
              Authority, National Healthcare
              Research & Education Revenue,
              1.60%, 1/1/32, LOC: Banque
              Nationale de Paris* ............      19,600
                                                ----------
                                                    83,000
                                                ----------
West Virginia (0.5%):
  10,800    Putnam County, Solid Waste
              Disposal, Revenue, Toyota Motor
              Manufacturing Project, Series A,
              AMT, 1.70%, 8/1/29* ............      10,800
                                                ----------
Wisconsin (1.0%):
  18,985    ABN-AMRO Munitops Certificates
              Trust, GO, Series 01-32, 1.70%,
              5/1/10, LOC: FSA* (b) ..........      18,985
                                                ----------
Wyoming (0.4%):
   8,600    Green River, Solid Waste Disposal
              Revenue, OCI Wyoming LP Project,
              AMT, 2.00%, 8/1/17, LOC:
              Comerica* ......................       8,600
                                                ----------
  Total Weekly Demand Notes                      1,431,236
                                                ----------

                                       16
Continued

One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                       AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   ----------------------------------  ----------
MONTHLY DEMAND NOTES (4.0%):
District of Columbia (4.0%):
 $80,000    District of Columbia Housing
              Finance Agency, Single Family
              Mortgage Revenue, 1.74%,
              12/1/33* (b) ...................  $   80,000
                                                ----------
  Total Monthly Demand Notes                        80,000
                                                ----------
Total (Amortized Cost $1,988,084)(a)            $1,988,084
                                                ==========

------------
Percentages indicated are based on net assets of $1,991,085.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
MUNICIPAL BONDS (8.5%):
Michigan (8.5%):
 $ 5,250    Jackson Public Schools, GO, Limited
              Tax, State Aid Note, Series B,
              3.25%, 5/22/01 ..................  $  5,262
  11,130    Muni Bond Authority, Revenue,
              Series C-2, 3.50%, 8/22/02, LOC:
              Morgan Guaranty Trust ...........    11,203
                                                 --------
                                                   16,465
                                                 --------
  Total Municipal Bonds                            16,465
                                                 --------
TAX FREE COMMERCIAL PAPER (18.1%):
Michigan (18.1%):
   5,000    Michigan State Builders, 1.80%,
              1/24/02, CIBC ...................     5,000
   4,000    State Housing Development
              Authority, Multi-Family Housing,
              AMT, 1.90%, 2/4/02, LOC:
              Landesbank Hessen ...............     4,000
  13,500    State Housing Development
              Authority, Multi-Family Housing,
              AMT, 1.75%, 2/19/02, LOC:
              Landesbank Hessen ...............    13,499
   6,500    University of Michigan, Series C,
              1.70%, 1/2/02 ...................     6,500
   1,000    University of Michigan, Series C,
              1.40%, 1/7/02 ...................     1,000
   5,000    University of Michigan, Series C,
              1.60%, 1/7/02 ...................     5,000
                                                 --------
                                                   34,999
                                                 --------
  Total Tax Free Commercial Paper                  34,999
                                                 --------
DAILY DEMAND NOTES (5.5%):
Michigan (5.5%):
     600    Cornell Township, EDC, IDR, Mead-
              Escanaba Paper, 1.80%, 11/1/16,
              LOC: Bank of America* ...........       600
     775    Delta County, EDC, Environmental
              Improvement, Revenue, Mead-
              Escanaba Paper, Series F, 1.90%,
              12/1/23, LOC: Union Bank of
              Switzerland* ....................       775
   1,055    State Strategic Fund, LO, Revenue,
              Detroit Symphony Project, Series
              A, 1.95%, 6/1/31, LOC: Michigan
              National Bank* ..................     1,055
   1,500    State Strategic Fund, LO, Revenue,
              Dow Chemical Project, AMT, 2.00%,
              12/1/14* ........................     1,500
   4,600    State Strategic Fund, LO, Revenue,
              Dow Chemical Project, AMT, 2.05%,
              12/1/30* ........................     4,600

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $   625    University of Michigan, Revenue,
              Hospital, Series A, 1.90%,
              12/1/19* ........................  $    625
   1,600    University of Michigan, Revenue,
              Hospital, Series A-2, 1.90%,
              12/1/24* ........................     1,600
                                                 --------
                                                   10,755
                                                 --------
  Total Daily Demand Notes                         10,755
                                                 --------
WEEKLY DEMAND NOTES (66.2%):
Michigan (66.2%):
   2,495    City of Detroit, Resource Recovery,
              Series 01-A, AMT, 1.76%, 5/1/08,
              AMBAC* (b) ......................     2,495
  10,475    Detroit Sewer Disposal, Revenue,
              Series 01-A112, 1.71%, 7/1/32,
              MBIA* (b) .......................    10,475
   3,985    Detroit Water Supply System,
              Revenue, Series 01-A, 1.69%,
              7/1/28, FGIC* (b) ...............     3,985
   6,700    Detroit Water Supply System,
              Revenue, Series 01-C, 1.60%,
              7/1/29, FGIC* ...................     6,700
   7,000    Grand Rapids & Kent County Joint
              Building Authority, 1.70%,
              12/1/13, LIQ: JP Morgan Chase
              Bank* (b) .......................     7,000
   3,565    Grand Rapids EDR, 1.75%, 11/1/20,
              LOC: Old Kent Bank & Trust* .....     3,565
   3,000    Greater Detroit Resource Recovery
              Authority, Revenue, Series 167,
              1.69%, 12/13/06, AMBAC* (b) .....     3,000
   6,395    Higher Education Student Loan
              Authority, Revenue, Series 238,
              AMT, 1.74%, 6/1/19, AMBAC* (b) ..     6,395
   1,800    Higher Education Student Loan,
              Revenue, Series XII-B, AMT,
              1.20%, 10/1/13, AMBAC* ..........     1,800
   3,800    Jackson County, EDC, Revenue,
              Industrial Steel Treating Co.
              Project, 1.80%, 6/1/17, LOC:
              Comerica Bank* (b) ..............     3,800
   1,000    Kalamazoo County, EDC, Revenue, WBC
              Properties Ltd. Project, 1.83%,
              9/1/15, LOC: Old Kent Bank &
              Trust* ..........................     1,000
   3,920    Kalamazoo County, EDC, Revenue,
              Friendship Village, Series B,
              1.10%, 5/15/27, LOC: Lasalle
              National Bank* ..................     3,920

                                       18
Continued

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 4,145    Lanse Creuse Public Schools, GO,
              1.69%, 5/1/20, FGIC* (b) ........  $  4,145
   7,460    Milan Area Schools, GO, Series B,
              1.60%, 5/1/30, LOC: First Union
              National Bank* ..................     7,460
   5,000    Oakland County, EDC, LO, Revenue,
              Cranbrook Education Community
              Project, Series A, 1.70%,
              11/1/17, LIQ: Comerica Bank* ....     5,000
   2,250    Oakland County, EDC, Revenue, IBC
              North America, Inc. Project,
              1.80%, 7/1/18, LOC: Comerica
              Bank* (b) .......................     2,250
   5,000    State Building Authority, Revenue,
              Series 517X, 1.69%, 4/15/09, LIQ:
              Morgan Stanley Dean Witter*
              (b) .............................     5,000
   4,270    State Hospital Finance Authority,
              Revenue, Hospital Equipment Loan
              Program, Series A, 1.65%,
              12/1/23, LOC: National City* ....     4,270
   1,655    State Housing Development
              Authority, Rental Housing
              Revenue, Series B, 1.60%, 4/1/19,
              LOC: Landesbank Hessen Thur
              Giro* ...........................     1,655
   1,500    State Strategic Fund, IDR, C-Tec,
              Inc. Project, AMT, 1.75%,
              10/1/11, LOC: SunTrust Bank*
              (b) .............................     1,500
   3,200    State Strategic Fund, LO, Revenue,
              Acquisition Project, Series 01,
              AMT, 1.80%, 7/1/21, LOC: First
              Union National Bank* (b) ........     3,200
   1,300    State Strategic Fund, LO, Revenue,
              B & C Leasing L.L.C. Project,
              AMT, 1.75%, 7/1/24, LOC: Bank of
              America* ........................     1,300
   2,500    State Strategic Fund, LO, Revenue,
              Custom Profile Project, AMT,
              1.80%, 1/1/26, LOC: Firstar Bank*
              (b) .............................     2,500
   1,100    State Strategic Fund, LO, Revenue,
              Pinnacle Molded Plastics, AMT,
              1.89%, 12/1/22, LOC: Michigan
              National Bank* (b) ..............     1,100
   2,625    State Strategic Fund, LO, Revenue,
              Rapidline, Inc. Project, AMT,
              1.80%, 12/1/31, LOC: Firstar Bank
              N.A.* (b) .......................     2,625
   2,000    State Strategic Fund, LO, Revenue,
              Steketee-Van Huis Project, AMT,
              1.80%, 5/1/21, LOC: Fifth Third
              Bank N.A.* (b) ..................     2,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 4,000    State Strategic Fund, LO, Revenue,
              Tim Properties L.L.C. Project,
              1.75%, 5/1/25, LOC: Old Kent Bank
              & Trust* ........................  $  4,000
   5,050    State Strategic Fund, LO, Revenue,
              Van Poppelen Brothers Project,
              Series 00, 1.80%, 6/1/25, LOC:
              Comerica Bank* (b) ..............     5,050
   1,555    State Strategic Fund, LO, Revenue,
              Village at Muskegon L.L.C.
              Project, 1.65%, 8/15/34, LIQ:
              Fannie Mae* .....................     1,555
   1,140    State Strategic Fund, Revenue,
              Dennenlease L.L.C. Project, AMT,
              1.75%, 4/1/10, LOC: Old Kent Bank
              & Trust* ........................     1,140
     605    State Strategic Fund, Revenue,
              Ironwood Plastics, Inc. Project,
              AMT, 1.75%, 11/1/11, LOC: First
              of America Bank* ................       605
   2,720    State Strategic Fund, Revenue,
              Pyper Products Corp. Project,
              1.80%, 10/1/18, LOC: Comerica
              Bank* (b) .......................     2,720
     200    State Strategic Fund, Revenue,
              Quincy Street, Inc. Project, AMT,
              1.80%, 12/1/22, LOC: Comerica
              Bank* (b) .......................       200
   1,000    State Strategic Fund, Revenue, Van
              Andel Research Institute, 1.60%,
              11/1/27, LOC: Michigan National
              Bank* ...........................     1,000
   2,197    State Strategic Fund, Solid Waste
              Disposal, Revenue, Grayling
              Generating Project, 1.70%,
              1/1/14, LOC: Barclays Bank New
              York* ...........................     2,197
     525    State University, Revenue, Series
              00-A, 1.50%, 8/15/30, SPA: Dexia
              Credit Local* ...................       525
     200    State University, Revenue, General
              Receipts, Series 00-A, 1.50%,
              8/15/30, LOC: Dexia Credit
              Local* ..........................       200
   2,295    State, Clean Water Revenue, Series
              125, 1.70%, 11/1/13, LOC:
              J.P. Morgan* (b) ................     2,295

                                       19
Continued

One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 5,100    Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, Series A, AMT, 1.72%,
              12/1/08, FSA* ...................  $  5,100
   3,490    Wayne Charter County, Airport
              Revenue, Detroit Metropolitan
              County, Series A, AMT, 1.65%,
              12/1/16, LOC: Bayerische
              Landesbank* .....................     3,490
                                                 --------
                                                  128,217
                                                 --------
  Total Weekly Demand Notes                       128,217
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
MONTHLY DEMAND NOTES (1.6%):
Michigan (1.6%):
 $ 3,145    Meridian, EDC, Revenue, Hannah
              Research & Technology Center,
              1.65%, 11/15/15, LOC: Comerica
              Bank* ...........................  $  3,145
                                                 --------
  Total Monthly Demand Notes                        3,145
                                                 --------
Total (Amortized Cost $193,581)(a)               $193,581
                                                 ========

------------
Percentages indicated are based on net assets of $193,804.

(a) Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
ANTICIPATION NOTES (17.7%):
Ohio (17.7%):
 $   500    Butler County, GO, 3.75%,
              3/14/02 .........................  $    500
   2,700    Butler County, GO, Series B, 2.97%,
              6/13/02 .........................     2,703
   3,000    Franklin County Housing Revenue,
              Agler Green Project, AMT, 1.95%,
              5/15/02 .........................     3,001
   3,500    Milford Village School District,
              GO, 3.21%, 1/17/02 ..............     3,501
   3,000    Olentangy Local School District,
              GO, 2.75%, 2/19/02 ..............     3,003
   2,450    Plain Local School District, GO,
              2.38%, 4/15/02 ..................     2,456
   2,000    School District Cash Flow Borrowing
              Certificates, GO, 3.31%,
              6/28/02 .........................     2,007
   3,000    State Water Development Authority,
              PCR, Water Quality Revenue,
              2.50%, 3/28/02 ..................     3,008
   4,700    University of Cincinnati, General
              Receipts, Revenue, Series BB,
              2.25%, 12/19/02 .................     4,718
   1,500    University of Cincinnati, General
              Receipts, Revenue, Series AJ,
              3.75%, 2/28/02 ..................     1,501
                                                 --------
                                                   26,398
                                                 --------
  Total Anticipation Notes                         26,398
                                                 --------
TAX FREE COMMERCIAL PAPER (2.7%):
Ohio (2.7%):
   2,000    State Air Quality, Development
              Authority, PCR, Cleveland
              Electric Illuminating Co., Series
              B, 1.90%, 1/14/02, FGIC .........     2,000
   2,000    State Water Development Authority,
              PCR, Cleveland Electric
              Illuminating Co., Series A,
              1.60%, 2/1/02,
              FGIC ............................     2,000
                                                 --------
                                                    4,000
                                                 --------
  Total Tax Free Commercial Paper                   4,000
                                                 --------
DAILY DEMAND NOTES (3.3%):
Ohio (3.3%):
   4,300    Cuyahoga County, Hospital Revenue,
              University Hospitals of
              Cleveland, 1.80%, 1/1/16, LOC:
              Chase Manhattan Bank* ...........     4,300
     100    State Air Quality, Development
              Authority, Revenue, Cincinnati
              Gas & Electric, Series B, 1.85%,
              9/1/30, LOC: Barclays Bank,
              PLC* ............................       100

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $   500    State Water Development Authority,
              PCR, Edison Co. Project, Series
              B, AMT, 1.85%, 9/1/18, LOC:
              Barclays Bank PLC* ..............  $    500
                                                 --------
                                                    4,900
                                                 --------
  Total Daily Demand Notes                          4,900
                                                 --------
WEEKLY DEMAND NOTES (76.2%):
Ohio (76.2%):
   5,000    ABN AMRO Munitops Certificates
              01-7, GO, 1.65%, 12/1/07, LOC:
              AMBAC* (b) ......................     5,000
     130    Cleveland Airport System, Airport
              Revenue, Series D, AMT, 1.65%,
              1/1/27, LOC: Toronto Dominion
              Bank* ...........................       130
     347    Cleveland Income Tax Revenue,
              1.65%, 5/15/24, AMBAC* ..........       347
   2,900    Clinton County, Hospital Revenue,
              1.75%, 6/1/28, LOC: Fifth Third
              Bank* ...........................     2,900
   2,500    Cuyahoga County, Economic
              Development, Revenue, Gilmore
              Academy Project, 1.67%, 2/1/22,
              LOC: Fifth Third Bank* (b) ......     2,500
     800    Cuyahoga County, Economic
              Development, Revenue, Hathaway
              Brown School Project, 1.75%,
              11/1/24, LOC: Key Bank* .........       800
   4,400    Cuyahoga County, Health Care
              Facility, Revenue, 1.65%, 2/1/31,
              LOC: Lasalle Bank N.A.* .........     4,400
   1,530    Cuyahoga County, Hospital Revenue,
              Cleveland Clinic Foundation,
              Series A, 1.55%, 1/1/26, LOC:
              Morgan Guaranty* ................     1,530
   3,000    Cuyahoga County, Hospital Revenue,
              University Hospital Health,
              Series D, 1.60%, 1/15/29, LOC:
              Chase Manhattan Bank* ...........     3,000
     300    Cuyahoga County, IDR, Allen Group,
              Inc., AMT, 1.65%, 4/1/12, LOC:
              Dresdner Bank AG* ...............       300
   3,660    Cuyahoga County, Revenue, AMT,
              1.90%, 12/1/12, LOC: National
              City Bank* ......................     3,660
   4,000    Franklin County, Hospital Revenue,
              Series II, 1.81%, 6/1/17, LOC:
              Salomon Smith Barney* (b) .......     4,000

                                       21
Continued

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $   700    Franklin County, IDR, Inland
              Products, Inc. Project, AMT,
              2.00%, 6/1/04, LOC: PNC Bank*
              (b) .............................  $    700
   1,500    Hamilton County, Hospital
              Facilities Revenue, Children's
              Hospital Medical Center, 1.71%,
              5/15/17, LOC: PNC Bank* .........     1,500
   1,000    Hamilton County, Hospital
              Facilities Revenue, Health
              Alliance, Series F, 1.65%,
              1/1/18, MBIA* ...................     1,000
   3,240    Housing Finance Agency, Residential
              Mortgage Revenue, Series 99C,
              AMT, 1.75%, 3/1/21* (b) .........     3,240
   4,000    Housing Finance Agency, Residential
              Mortgage Revenue, Series 99C,
              AMT, 1.91%, 12/25/29* (b) .......     4,000
   4,735    Housing Finance Agency, Revenue,
              Series A-1, AMT, 1.75%, 7/1/18,
              LOC: U.S. Bank, N.A.* ...........     4,735
   1,040    Huron County Economic Revenue,
              Norwalk Furniture Project, AMT,
              1.80%, 11/1/21, LOC: Comerica
              Bank* ...........................     1,040
   3,005    Kent State University, University
              Revenue, General Receipts, 1.75%,
              5/1/31, MBIA* ...................     3,005
   4,963    Montgomery County, Revenue, Lyons
              Gate Project, Series A, AMT,
              1.90%, 1/1/29, GTY: FHLB* .......     4,963
   1,825    Ross County, Hospital Revenue,
              Medical Center Project, 1.75%,
              12/1/20, LOC: Fifth Third
              Bank* ...........................     1,825
   1,725    State Air Quality, Development
              Authority, PCR, Dusquesne Light,
              1.75%, 10/1/27, AMBAC* ..........     1,725
     400    State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              1.77%, 4/1/28, LOC: Societe
              Generale* .......................       400
   5,400    State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series A, AMT,
              1.77%, 4/1/29, LOC: Societe
              Generale* .......................     5,400

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 1,600    State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.70%, 4/1/28, LOC: Societe
              Generale* .......................  $  1,600
   5,450    State Air Quality, Development
              Authority, Revenue, JMG Funding,
              Ltd. Partnership, Series B, AMT,
              1.70%, 4/1/29, LOC: Societe
              Generale* .......................     5,450
   2,600    State Building Authority, Adult
              Correction, PA-871R, Series 96-A,
              1.69%, 4/1/14, AMBAC* (b) .......     2,600
   2,000    State Higher Education Facilities
              Revenue, Xavier University
              Project, Series B, 1.85%,
              11/1/30, LOC: Firstar Bank* .....     2,000
   4,600    State Higher Education Facilities
              Revenue, John Carroll, 1.85%,
              2/1/32, LOC: Allied Irish
              Bank* ...........................     4,600
   1,030    State Higher Education Facilities
              Revenue, Case Western Reserve
              University, Series A, 1.55%,
              10/1/22* ........................     1,030
   5,750    State Water Development Authority,
              Revenue, Timken Co. Project,
              1.60%, 5/1/07, LOC: Wachovia
              Bank* ...........................     5,750
   2,255    State Water Development Authority,
              Water Development Revenue, 1.71%,
              5/1/03, LOC: National City
              Bank* ...........................     2,255
  14,050    Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-2, AMT, 1.70%, 8/1/10,
              LIQ: BankAmerica* ...............    14,050
     900    Student Loan Funding Corp.,
              Cincinnati, Student Loan Revenue,
              Series 98A-1, AMT, 1.70%, 1/1/07,
              LIQ: BankAmerica* ...............       900
   3,620    Summit County, IDR, Quality Mold,
              Inc. Project, Series 99, AMT,
              1.85%, 6/1/19, LOC: Key Bank*
              (b) .............................     3,620
   2,100    Warren County, Economic Development
              Revenue, Ralph J Stolle
              Countyside YMCA, 1.67%, 8/1/20*
              (b) .............................     2,100
   1,142    Warren County, Health Care
              Facilities Revenue, Otterbein
              Homes, Series B, 1.90%, 7/1/23,
              LOC: Fifth Third Bank* ..........     1,142

                                       22
Continued

One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 2,375    Washington County, Hospital
              Revenue, Marietta Area Health
              Care, Series 01, 1.67%, 12/1/26*
              (b) .............................  $  2,375
   2,000    Wooster, IDR, Allen Group, Inc.,
              1.60%, 12/1/10, LOC: National
              Bank of Detroit* ................     2,000
                                                 --------
                                                  113,572
                                                 --------
  Total Weekly Demand Notes                       113,572
                                                 --------
Total (Amortized Cost $148,870)(a)               $148,870
                                                 ========

------------
Percentages indicated are based on net assets of $149,051.

(a) Aggregate cost for federal income tax purposes are substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
Abbreviations

AMBAC         Insured by AMBAC Indemnity Corporation

AMT           Alternative Minimum Tax Paper

CIBC          Insured by Canadian Imperial Bank of Commerce

EDC           Economic Development Corporation

EDR           Economic Development Revenue

FGIC          Insured by Financial Guaranty Insurance Corporation

FHA           Insured by Federal Housing Association

FHLB          Insured by Federal Home Loan Bank

FHLMC         Insured by Federal Home Loan Mortgage Corporation

FNMA          Insured by Fannie Mae

FSA           Insured by Federal Security Assurance

GIC           Guaranteed Investment Contract

GNMA          Insured by Government National Mortgage Association

GO            General Obligation

GTY           Guaranty

IDA           Industrial Development Authority

IDR           Industrial Development Revenue

LIQ           Liquidity Agreement

LO            Limited Obligation

LOC           Letter of Credit

MBIA          Insured by Municipal Bond Insurance Association

PCR           Pollution Control Revenue

SLMA          Insured by Student Loan Marketing Association

SPA           Standby Purchase Agreement

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                U.S. TREASURY   U.S. GOVERNMENT                MICHIGAN      OHIO
                                                     PRIME       SECURITIES       SECURITIES      MUNICIPAL    MUNICIPAL   MUNICIPAL
                                                     MONEY          MONEY            MONEY          MONEY        MONEY       MONEY
                                                    MARKET         MARKET           MARKET          MARKET      MARKET      MARKET
                                                     FUND           FUND             FUND            FUND        FUND        FUND
                                                  -----------   -------------   ---------------   ----------   ---------   ---------
ASSETS:
Investments, at amortized cost .................  $13,079,276    $7,910,353        $822,921       $1,988,084   $193,581    $148,870
Cash ...........................................           --            --              --               19         10          --
Interest & dividends receivable ................       11,172        19,534           1,512            6,109        529         412
Receivable for capital shares issued ...........          511             8              --               --         --          --
Prepaid expenses ...............................           35            15               2                5         --          --
                                                  -----------    ----------        --------       ----------   --------    --------
Total Assets ...................................   13,090,994     7,929,910         824,435        1,994,217    194,120     149,282
                                                  -----------    ----------        --------       ----------   --------    --------
LIABILITIES:
Cash overdraft .................................        1,020            --              --               --         --          15
Dividends payable ..............................       17,624         9,862             801            1,968        176         131
Payable for capital shares redeemed ............        1,724             3              --               10         --          --
Accrued expenses and other payables:
  Investment advisory fees .....................        3,582         2,208             234              474         47          32
  Administration fees ..........................        1,805         1,047             114              283         28          20
  Distribution fees ............................        1,643           739             157              112         24          17
  Other ........................................        1,339           968              44              285         41          16
                                                  -----------    ----------        --------       ----------   --------    --------
Total Liabilities ..............................       28,737        14,827           1,350            3,132        316         231
                                                  -----------    ----------        --------       ----------   --------    --------
NET ASSETS:
Capital ........................................   13,062,197     7,915,122         822,623        1,991,084    193,805     149,088
Undistributed (distributions in excess of) net
  investment income ............................           --            --             448               --         --         (36)
Accumulated undistributed net realized gains
  (losses) from investment transactions ........           60           (39)             14                1         (1)         (1)
                                                  -----------    ----------        --------       ----------   --------    --------
Net Assets .....................................  $13,062,257    $7,915,083        $823,085       $1,991,085   $193,804    $149,051
                                                  ===========    ==========        ========       ==========   ========    ========
NET ASSETS:
  Class I ......................................  $ 5,464,640    $4,413,747        $100,729       $1,478,343   $ 88,357    $ 62,199
  Class A ......................................    7,551,201     3,499,313         722,356          512,742    105,447      86,852
  Class B ......................................       43,948         1,671              --               --         --          --
  Class C ......................................        2,468           352              --               --         --          --
                                                  -----------    ----------        --------       ----------   --------    --------
Total ..........................................  $13,062,257    $7,915,083        $823,085       $1,991,085   $193,804    $149,051
                                                  ===========    ==========        ========       ==========   ========    ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES):
  Class I ......................................    5,464,554     4,413,796         100,729        1,478,300     88,357      62,209
  Class A ......................................    7,551,197     3,499,304         722,342          512,752    105,457      86,855
  Class B ......................................       43,948         1,672              --               --         --          --
  Class C ......................................        2,468           353              --               --         --          --
                                                  -----------    ----------        --------       ----------   --------    --------
Total ..........................................   13,062,167     7,915,125         823,071        1,991,052    193,814     149,064
                                                  ===========    ==========        ========       ==========   ========    ========
Net Asset Value:
  Offering and redemption price per share (Class
    I, Class A, Class B, and Class C) ..........  $      1.00    $     1.00        $   1.00       $     1.00   $   1.00    $   1.00
                                                  ===========    ==========        ========       ==========   ========    ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                                U.S.         U.S.
                                                              TREASURY    GOVERNMENT               MICHIGAN      OHIO
                                                   PRIME     SECURITIES   SECURITIES   MUNICIPAL   MUNICIPAL   MUNICIPAL
                                                   MONEY       MONEY        MONEY        MONEY       MONEY       MONEY
                                                   MARKET      MARKET       MARKET      MARKET      MARKET      MARKET
                                                    FUND        FUND         FUND        FUND        FUND        FUND
                                                  --------   ----------   ----------   ---------   ---------   ---------
INVESTMENT INCOME:
Interest income ................................  $205,767    $111,161     $13,093      $18,399     $2,622      $1,568
Dividend income ................................        --          --          --          239         --          13
                                                  --------    --------     -------      -------     ------      ------
Total Income ...................................   205,767     111,161      13,093       18,638      2,622       1,581
                                                  --------    --------     -------      -------     ------      ------
EXPENSES:
Investment advisory fees .......................    22,480      12,817       1,411        3,028        413         209
Administration fees ............................    10,360       5,907         650        1,396        190         112
Distribution fees (Class A) ....................     9,125       4,235         889          649        149          85
Distribution fees (Class B) ....................       199           7          --           --         --          --
Distribution fees (Class C) ....................        11           2          --           --         --          --
Distribution fees (Service Class) ..............        25           7          --            1         --          --
Custodian fees .................................       181          93          15           17          4           2
Legal and audit fees ...........................        59          28           7            6          3           2
Trustees' fees and expenses ....................        92          42           6            8          1           1
Transfer agent fees ............................     1,366         201          10           14          3           2
Registration and filing fees ...................       458         162          37           45         22          13
Printing and mailing costs .....................       244         100          13           17          2           2
Other ..........................................        85          58           8           12          2          --
Offering fees ..................................        --          --          12           --         --          --
                                                  --------    --------     -------      -------     ------      ------
Total expenses before waivers ..................    44,685      23,659       3,058        5,193        789         428
Less waivers by investment advisor and
  affiliates (a) ...............................    (1,933)       (368)        (74)        (693)       (94)        (23)
                                                  --------    --------     -------      -------     ------      ------
Net Expenses ...................................    42,752      23,291       2,984        4,500        695         405
                                                  --------    --------     -------      -------     ------      ------
Net Investment Income ..........................   163,015      87,870      10,109       14,138      1,927       1,176
                                                  --------    --------     -------      -------     ------      ------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investments ...        61         (39)         14            1         --          --
                                                  --------    --------     -------      -------     ------      ------
Change in net assets resulting from
  operations ...................................  $163,076    $ 87,831     $10,123      $14,139     $1,927      $1,176
                                                  ========    ========     =======      =======     ======      ======

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                                     U.S. TREASURY
                                                            PRIME                     SECURITIES
                                                      MONEY MARKET FUND            MONEY MARKET FUND
                                                  --------------------------   -------------------------
                                                   SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                     ENDED          ENDED         ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                      2001          2001           2001          2001
                                                  ------------   -----------   ------------   ----------
                                                  (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................  $   163,015    $   559,650    $   87,870    $  352,067
    Net realized gains (losses) from investment
      transactions .............................           61             11           (39)          650
                                                  -----------    -----------    ----------    ----------
Change in net assets resulting from
  operations ...................................      163,076        559,661        87,831       352,717
                                                  -----------    -----------    ----------    ----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (73,702)      (305,492)      (49,377)     (224,103)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................      (88,896)      (252,692)      (38,599)     (127,887)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................         (323)          (972)           (9)          (44)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................          (16)           (53)           (3)          (14)
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS:
    From net investment income .................          (87)          (441)          (22)          (19)
                                                  -----------    -----------    ----------    ----------
Change in net assets from shareholder
  distributions ................................     (163,024)      (559,650)      (88,010)     (352,067)
                                                  -----------    -----------    ----------    ----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................      499,027      2,809,885       456,431       824,972
                                                  -----------    -----------    ----------    ----------
Change in net assets ...........................      499,079      2,809,896       456,252       825,622
NET ASSETS:
    Beginning of period ........................   12,563,178      9,753,282     7,458,831     6,633,209
                                                  -----------    -----------    ----------    ----------
    End of period ..............................  $13,062,257    $12,563,178    $7,915,083    $7,458,831
                                                  ===========    ===========    ==========    ==========
SHARE TRANSACTIONS (SHARE TRANSACTIONS ARE AT
  $1.00 PER SHARE):
CLASS I SHARES:
    Issued .....................................    7,220,577     14,035,217     3,701,232     8,471,150
    Reinvested .................................       15,019         57,059           199         2,185
    Redeemed ...................................   (6,943,888)   (15,143,882)   (3,228,808)   (9,317,905)
                                                  -----------    -----------    ----------    ----------
Change in Class I Shares .......................      291,708     (1,051,606)      472,623      (844,570)
                                                  ===========    ===========    ==========    ==========
CLASS A SHARES:
    Issued .....................................   10,877,426     15,597,296     6,230,731    10,406,971
    Reinvested .................................       32,894        117,925         7,371        29,765
    Redeemed ...................................  (10,701,940)   (11,877,514)   (6,251,639)   (8,770,207)
                                                  -----------    -----------    ----------    ----------
Change in Class A Shares .......................      208,380      3,837,707       (13,537)    1,666,529
                                                  ===========    ===========    ==========    ==========
CLASS B SHARES:
    Issued .....................................       23,703         37,570           882           751
    Reinvested .................................          344            884            10            44
    Redeemed ...................................      (13,997)       (21,120)         (234)         (838)
                                                  -----------    -----------    ----------    ----------
Change in Class B Shares .......................       10,050         17,334           658           (43)
                                                  ===========    ===========    ==========    ==========
CLASS C SHARES:
    Issued .....................................        3,669          9,781           255           403
    Reinvested .................................           17             46             4            14
    Redeemed ...................................       (2,484)        (9,409)         (366)         (484)
                                                  -----------    -----------    ----------    ----------
Change in Class C Shares .......................        1,202            418          (107)          (67)
                                                  ===========    ===========    ==========    ==========
SERVICE CLASS SHARES:
    Issued .....................................        2,645         21,406         6,339        11,499
    Reinvested .................................          120            438            26            14
    Redeemed ...................................      (15,078)       (15,824)       (9,571)       (8,390)
                                                  -----------    -----------    ----------    ----------
Change in Service Class Shares .................      (12,313)         6,020        (3,206)        3,123
                                                  ===========    ===========    ==========    ==========

                                                       U.S. GOVERNMENT
                                                          SECURITIES
                                                      MONEY MARKET FUND
                                                  --------------------------
                                                   SIX MONTHS     MARCH 16,
                                                     ENDED         2001 TO
                                                  DECEMBER 31,    JUNE 30,
                                                      2001        2001 (A)
                                                  ------------   -----------
                                                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................  $    10,109    $     9,283
    Net realized gains (losses) from investment
      transactions .............................           14              2
                                                  -----------    -----------
Change in net assets resulting from
  operations ...................................       10,123          9,285
                                                  -----------    -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................       (1,305)        (1,283)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................       (8,805)        (8,000)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .................
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .................
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS:
    From net investment income .................
                                                  -----------    -----------
Change in net assets from shareholder
  distributions ................................      (10,110)        (9,283)
                                                  -----------    -----------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................      (21,567)       844,637
                                                  -----------    -----------
Change in net assets ...........................      (21,554)       844,639
NET ASSETS:
    Beginning of period ........................      844,639             --
                                                  -----------    -----------
    End of period ..............................  $   823,085    $   844,639
                                                  ===========    ===========
SHARE TRANSACTIONS (SHARE TRANSACTIONS ARE AT
  $1.00 PER SHARE):
CLASS I SHARES:
    Issued .....................................      109,965        147,508
    Reinvested .................................           10              5
    Redeemed ...................................     (104,424)       (52,335)
                                                  -----------    -----------
Change in Class I Shares .......................        5,551         95,178
                                                  ===========    ===========
CLASS A SHARES:
    Issued .....................................    2,351,726      1,904,890
    Reinvested .................................           --             --
    Redeemed ...................................   (2,378,843)    (1,155,431)
                                                  -----------    -----------
Change in Class A Shares .......................      (27,117)       749,459
                                                  ===========    ===========
CLASS B SHARES:
    Issued .....................................
    Reinvested .................................
    Redeemed ...................................
Change in Class B Shares .......................
CLASS C SHARES:
    Issued .....................................
    Reinvested .................................
    Redeemed ...................................
Change in Class C Shares .......................
SERVICE CLASS SHARES:
    Issued .....................................
    Reinvested .................................
    Redeemed ...................................
Change in Service Class Shares .................

------------

(a) Period from commencement of operations.
See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                          MUNICIPAL               MICHIGAN MUNICIPAL           OHIO MUNICIPAL
                                                      MONEY MARKET FUND           MONEY MARKET FUND          MONEY MARKET FUND
                                                  --------------------------   ------------------------   ------------------------
                                                   SIX MONTHS       YEAR        SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                                     ENDED          ENDED         ENDED         ENDED        ENDED         ENDED
                                                  DECEMBER 31,    JUNE 30,     DECEMBER 31,   JUNE 30,    DECEMBER 31,   JUNE 30,
                                                      2001          2001           2001         2001          2001         2001
                                                  ------------   -----------   ------------   ---------   ------------   ---------
                                                  (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ......................   $   14,138    $    51,233    $   1,927     $   6,737    $   1,176     $   3,841
    Net realized gains (losses) from investment
      transactions .............................            1             --           --            --           --            --
                                                   ----------    -----------    ---------     ---------    ---------     ---------
Change in net assets resulting from
  operations ...................................       14,139         51,233        1,927         6,737        1,176         3,841
                                                   ----------    -----------    ---------     ---------    ---------     ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .................      (10,254)       (35,752)      (1,041)       (3,961)        (650)       (2,469)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .................       (3,882)       (15,342)        (886)       (2,776)        (512)       (1,347)
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS:
    From net investment income .................           (2)           (16)
                                                   ----------    -----------    ---------     ---------    ---------     ---------
Change in net assets from shareholder
  distributions ................................      (14,138)       (51,110)      (1,927)       (6,737)      (1,162)       (3,816)
                                                   ----------    -----------    ---------     ---------    ---------     ---------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .................................      542,964         40,017      (32,163)       37,773      (10,550)       67,636
                                                   ----------    -----------    ---------     ---------    ---------     ---------
Change in net assets ...........................      542,965         40,140      (32,163)       37,773      (10,536)       67,661
NET ASSETS:
    Beginning of period ........................    1,448,120      1,407,980      225,967       188,194      159,587        91,926
                                                   ----------    -----------    ---------     ---------    ---------     ---------
    End of period ..............................   $1,991,085    $ 1,448,120    $ 193,804     $ 225,967    $ 149,051     $ 159,587
                                                   ==========    ===========    =========     =========    =========     =========
SHARE TRANSACTIONS (SHARE TRANSACTIONS ARE AT
  $1.00 PER SHARE):
CLASS I SHARES:
    Issued .....................................    1,120,417      1,317,686      121,606       254,597       77,214       210,212
    Reinvested .................................          328            934           55           176           71            84
    Redeemed ...................................     (619,702)    (1,310,501)    (133,977)     (266,000)    (115,096)     (172,392)
                                                   ----------    -----------    ---------     ---------    ---------     ---------
Change in Class I Shares .......................      501,043          8,119      (12,316)      (11,227)     (37,811)       37,904
                                                   ==========    ===========    =========     =========    =========     =========
CLASS A SHARES:
    Issued .....................................      583,974      1,323,417      153,153       284,633      104,505       169,241
    Reinvested .................................        2,805          9,956          670         1,956          566         1,319
    Redeemed ...................................     (544,462)    (1,301,457)    (173,670)     (237,580)     (77,810)     (140,828)
                                                   ----------    -----------    ---------     ---------    ---------     ---------
Change in Class A Shares .......................       42,317         31,916      (19,847)       49,009       27,261        29,732
                                                   ==========    ===========    =========     =========    =========     =========
SERVICE CLASS SHARES:
    Issued .....................................          251          3,696
    Reinvested .................................            2             17
    Redeemed ...................................         (648)        (3,760)
                                                   ----------    -----------
Change in Service Class Shares .................         (395)           (47)
                                                   ==========    ===========

See notes to financial statements

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                INVESTMENT
                                                ACTIVITIES   DISTRIBUTIONS
                                                ----------   -------------
                                    NET ASSET                                NET ASSET
                                     VALUE,        NET            NET         VALUE,
                                    BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                    OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                    ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............   $1.000       $0.014        $(0.014)      $1.000      1.36%(a)
 Year Ended June 30, 2001 ........    1.000        0.055         (0.055)       1.000      5.63
 Year Ended June 30, 2000 ........    1.000        0.054         (0.054)       1.000      5.51
 Year Ended June 30, 1999 ........    1.000        0.049         (0.049)       1.000      4.98
 Year Ended June 30, 1998 ........    1.000        0.053         (0.053)       1.000      5.39
 Year Ended June 30, 1997 ........    1.000        0.051         (0.051)       1.000      5.20

U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.013         (0.013)       1.000      1.28(a)
 Year Ended June 30, 2001 ........    1.000        0.052         (0.052)       1.000      5.31
 Year Ended June 30, 2000 ........    1.000        0.050         (0.050)       1.000      5.12
 Year Ended June 30, 1999 ........    1.000        0.045         (0.045)       1.000      4.63
 Year Ended June 30, 1998 ........    1.000        0.051         (0.051)       1.000      5.19
 Year Ended June 30, 1997 ........    1.000        0.050         (0.050)(c)    1.000      5.07

U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.014         (0.014)       1.000      1.39(a)
 March 16, 2001 to June 30, 2001
   (d) ...........................    1.000        0.012         (0.012)       1.000      1.18(a)

MUNICIPAL MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.009         (0.009)       1.000      0.89(a)
 Year Ended June 30, 2001 ........    1.000        0.034         (0.034)       1.000      3.48
 Year Ended June 30, 2000 ........    1.000        0.033         (0.033)       1.000      3.38
 Year Ended June 30, 1999 ........    1.000        0.028         (0.028)       1.000      2.88
 Year Ended June 30, 1998 ........    1.000        0.032         (0.032)       1.000      3.27
 Year Ended June 30, 1997 ........    1.000        0.031         (0.031)       1.000      3.19

MICHIGAN MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.009         (0.009)       1.000      0.87(a)
 Year Ended June 30, 2001 ........    1.000        0.034         (0.034)       1.000      3.44
 Year Ended June 30, 2000 ........    1.000        0.033         (0.033)       1.000      3.32
 Six Months Ended June 30, 1999
   (e) ...........................    1.000        0.013         (0.013)       1.000      1.34(a)
 Year Ended December 31, 1998 ....    1.000        0.030         (0.030)       1.000      3.02
 Year Ended December 31, 1997 ....    1.000        0.032         (0.032)       1.000      3.26
 March 30, 1996 to December 31,
   1996 (d) ......................    1.000        0.023         (0.023)       1.000      3.03(a)

OHIO MUNICIPAL MONEY MARKET FUND
 (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.009         (0.009)       1.000      0.90(a)
 Year Ended June 30, 2001 ........    1.000        0.034         (0.034)       1.000      3.42
 Year Ended June 30, 2000 ........    1.000        0.033         (0.033)       1.000      3.32
 Year Ended June 30, 1999 ........    1.000        0.028         (0.028)       1.000      2.88
 Year Ended June 30, 1998 ........    1.000        0.033         (0.033)       1.000      3.31
 Year Ended June 30, 1997 ........    1.000        0.032         (0.032)       1.000      3.22

                                              RATIOS/SUPPLEMENTARY DATA
                                    ---------------------------------------------
                                                 RATIO OF    RATIO OF    RATIO OF
                                       NET       EXPENSES      NET       EXPENSES
                                     ASSETS,        TO      INVESTMENT      TO
                                      END OF     AVERAGE    INCOME TO    AVERAGE
                                      PERIOD       NET       AVERAGE       NET
                                     (000'S)      ASSETS    NET ASSETS   ASSETS*
                                    ----------   --------   ----------   --------
PRIME MONEY MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............  $5,464,640     0.52%(b)    2.68%(b)    0.52%(b)
 Year Ended June 30, 2001 ........   5,172,911     0.52        5.54        0.52
 Year Ended June 30, 2000 ........   6,224,509     0.52        5.39        0.53
 Year Ended June 30, 1999 ........   5,398,206     0.50        4.79        0.54
 Year Ended June 30, 1998 ........   2,616,698     0.51        5.26        0.58
 Year Ended June 30, 1997 ........   2,563,768     0.48        5.06        0.56
U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............   4,413,747     0.52(b)     2.51(b)     0.52(b)
 Year Ended June 30, 2001 ........   3,941,215     0.52        5.25        0.52
 Year Ended June 30, 2000 ........   4,785,390     0.51        4.98        0.52
 Year Ended June 30, 1999 ........   5,599,894     0.51        4.52        0.54
 Year Ended June 30, 1998 ........   3,025,608     0.52        5.07        0.60
 Year Ended June 30, 1997 ........   2,243,376     0.46        4.95        0.57
U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............     100,729     0.52(b)     2.74(b)     0.52(b)
 March 16, 2001 to June 30, 2001
   (d) ...........................      95,179     0.52(b)     4.00(b)     0.52(b)
MUNICIPAL MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............   1,478,343     0.44(b)     1.69(b)     0.44(b)
 Year Ended June 30, 2001 ........     977,300     0.45        3.43        0.45
 Year Ended June 30, 2000 ........     969,070     0.46        3.31        0.49
 Year Ended June 30, 1999 ........   1,077,205     0.46        2.84        0.56
 Year Ended June 30, 1998 ........     498,127     0.45        3.22        0.56
 Year Ended June 30, 1997 ........     467,420     0.43        3.16        0.55
MICHIGAN MONEY MARKET FUND (CLASS
 I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............      88,357     0.46(b)     1.78(b)     0.46(b)
 Year Ended June 30, 2001 ........     100,673     0.45        3.40        0.45
 Year Ended June 30, 2000 ........     111,900     0.47        3.33        0.50
 Six Months Ended June 30, 1999
   (e) ...........................      91,211     0.49(b)     2.65(b)     0.57(b)
 Year Ended December 31, 1998 ....     110,833     0.50        2.97        0.53
 Year Ended December 31, 1997 ....      74,888     0.50        3.20        0.54
 March 30, 1996 to December 31,
   1996 (d) ......................      49,521     0.59(b)     3.02(b)     0.62(b)
OHIO MUNICIPAL MONEY MARKET FUND
 (CLASS I)
 Six Months Ended December 31,
   2001 (Unaudited) ..............      62,199     0.46(b)     1.84(b)     0.46(b)
 Year Ended June 30, 2001 ........     100,004     0.46        3.33        0.46
 Year Ended June 30, 2000 ........      62,084     0.45        3.26        0.48
 Year Ended June 30, 1999 ........      55,745     0.42        2.85        0.55
 Year Ended June 30, 1998 ........      77,224     0.40        3.27        0.53
 Year Ended June 30, 1997 ........      56,442     0.40        3.17        0.53

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Includes $0.00002 Short Term Capital Gain.

(d) Period from commencement of operations.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                INVESTMENT
                                                ACTIVITIES   DISTRIBUTIONS
                                                ----------   -------------
                                    NET ASSET                                NET ASSET
                                     VALUE,        NET            NET         VALUE,
                                    BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                    OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                    ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited)...............   $1.000       $0.012        $(0.012)      $1.000      1.24%(a)
 Year Ended June 30, 2001 ........    1.000        0.052         (0.052)       1.000      5.37
 Year Ended June 30, 2000 ........    1.000        0.051         (0.051)       1.000      5.25
 Year Ended June 30, 1999 ........    1.000        0.046         (0.046)       1.000      4.72
 Year Ended June 30, 1998 ........    1.000        0.050         (0.050)       1.000      5.13
 Year Ended June 30, 1997 ........    1.000        0.048         (0.048)       1.000      4.94

U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.011         (0.011)       1.000      1.16(a)
 Year Ended June 30, 2001 ........    1.000        0.049         (0.049)       1.000      5.05
 Year Ended June 30, 2000 ........    1.000        0.048         (0.048)       1.000      4.86
 Year Ended June 30, 1999 ........    1.000        0.043         (0.043)       1.000      4.37
 Year Ended June 30, 1998 ........    1.000        0.048         (0.048)       1.000      4.92
 Year Ended June 30, 1997 ........    1.000        0.047         (0.047)(c)    1.000      4.81

U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.013         (0.013)       1.000      1.26(a)
 March 16, 2001 to June 30, 2001
   (d) ...........................    1.000        0.011         (0.011)       1.000      1.11(a)

MUNICIPAL MONEY MARKET FUND (CLASS
 A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.008         (0.008)       1.000      0.76(a)
 Year Ended June 30, 2001 ........    1.000        0.032         (0.032)       1.000      3.23
 Year Ended June 30, 2000 ........    1.000        0.031         (0.031)       1.000      3.12
 Year Ended June 30, 1999 ........    1.000        0.026         (0.026)       1.000      2.63
 Year Ended June 30, 1998 ........    1.000        0.030         (0.030)       1.000      3.01
 Year Ended June 30, 1997 ........    1.000        0.029         (0.029)       1.000      2.97

MICHIGAN MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.007         (0.007)       1.000      0.74(a)
 Year Ended June 30, 2001 ........    1.000        0.031         (0.031)       1.000      3.18
 Year Ended June 30, 2000 ........    1.000        0.030         (0.030)       1.000      3.06
 Six Months Ended June 30, 1999
   (e) ...........................    1.000        0.012         (0.012)       1.000      1.21(a)
 Year Ended December 31, 1998 ....    1.000        0.027         (0.027)       1.000      2.76
 Year Ended December 31, 1997 ....    1.000        0.030         (0.030)       1.000      3.00
 Year Ended December 31, 1996 ....    1.000        0.029         (0.029)       1.000      2.93

OHIO MUNICIPAL MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.008         (0.008)       1.000      0.78(a)
 Year Ended June 30, 2001 ........    1.000        0.031         (0.031)       1.000      3.16
 Year Ended June 30, 2000 ........    1.000        0.030         (0.030)       1.000      3.06
 Year Ended June 30, 1999 ........    1.000        0.026         (0.026)       1.000      2.62
 Year Ended June 30, 1998 ........    1.000        0.030         (0.030)       1.000      3.06
 Year Ended June 30, 1997 ........    1.000        0.029         (0.029)       1.000      2.96

                                              RATIOS/SUPPLEMENTARY DATA
                                    ---------------------------------------------
                                                 RATIO OF    RATIO OF    RATIO OF
                                       NET       EXPENSES      NET       EXPENSES
                                     ASSETS,        TO      INVESTMENT      TO
                                      END OF     AVERAGE    INCOME TO    AVERAGE
                                      PERIOD       NET       AVERAGE       NET
                                     (000'S)      ASSETS    NET ASSETS   ASSETS*
                                    ----------   --------   ----------   --------
PRIME MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited)...............  $7,551,201     0.77%(b)    2.44%(b)    0.77%(b)
 Year Ended June 30, 2001 ........   7,342,790     0.77        5.01        0.77
 Year Ended June 30, 2000 ........   3,505,068     0.77        5.13        0.78
 Year Ended June 30, 1999 ........   3,171,028     0.75        4.47        0.79
 Year Ended June 30, 1998 ........     605,291     0.76        5.01        0.83
 Year Ended June 30, 1997 ........     332,646     0.73        4.83        0.91
U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............   3,499,313     0.77(b)     2.27(b)     0.77(b)
 Year Ended June 30, 2001 ........   3,512,937     0.77        4.75        0.77
 Year Ended June 30, 2000 ........   1,846,153     0.76        4.74        0.77
 Year Ended June 30, 1999 ........   2,073,442     0.76        4.21        0.79
 Year Ended June 30, 1998 ........     861,350     0.77        4.82        0.86
 Year Ended June 30, 1997 ........     530,164     0.72        4.71        0.93
U.S. GOVERNMENT SECURITIES MONEY
 MARKET FUND (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............     722,356     0.77(b)     2.48(b)     0.77(b)
 March 16, 2001 to June 30, 2001
   (d) ...........................     749,460     0.77(b)     3.72(b)     0.77(b)
MUNICIPAL MONEY MARKET FUND (CLASS
 A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............     512,742     0.69(b)     1.50(b)     0.69(b)
 Year Ended June 30, 2001 ........     470,425     0.70        3.18        0.70
 Year Ended June 30, 2000 ........     438,468     0.71        3.06        0.74
 Year Ended June 30, 1999 ........     428,448     0.70        2.59        0.80
 Year Ended June 30, 1998 ........     104,809     0.70        2.97        0.81
 Year Ended June 30, 1997 ........      48,185     0.68        2.91        0.90
MICHIGAN MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............     105,447     0.71(b)     1.49(b)     0.71(b)
 Year Ended June 30, 2001 ........     125,294     0.70        3.05        0.70
 Year Ended June 30, 2000 ........      76,294     0.72        3.03        0.75
 Six Months Ended June 30, 1999
   (e) ...........................      69,101     0.75(b)     2.42(b)     0.84(b)
 Year Ended December 31, 1998 ....      64,283     0.75        2.72        0.78
 Year Ended December 31, 1997 ....      29,202     0.75        2.95        0.79
 Year Ended December 31, 1996 ....      72,089     0.74        2.87        0.77
OHIO MUNICIPAL MONEY MARKET FUND
 (CLASS A)
 Six Months Ended December 31,
   2001 (Unaudited) ..............      86,852     0.71(b)     1.54(b)     0.71(b)
 Year Ended June 30, 2001 ........      59,583     0.71        3.05        0.71
 Year Ended June 30, 2000 ........      29,842     0.70        3.00        0.73
 Year Ended June 30, 1999 ........      37,180     0.67        2.60        0.80
 Year Ended June 30, 1998 ........      39,100     0.65        2.98        0.78
 Year Ended June 30, 1997 ........      30,479     0.65        2.90        0.88

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Includes $0.00002 Short Term Capital Gain.

(d) Period from commencement of operations.

(e) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Money Market Fund.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                INVESTMENT
                                                ACTIVITIES   DISTRIBUTIONS
                                                ----------   -------------
                                    NET ASSET                                NET ASSET
                                     VALUE,        NET            NET         VALUE,
                                    BEGINNING   INVESTMENT    INVESTMENT      END OF     TOTAL
                                    OF PERIOD     INCOME        INCOME        PERIOD     RETURN
                                    ---------   ----------   -------------   ---------   ------
PRIME MONEY MARKET FUND
 (CLASS B)........................
 Six Months Ended December 31,
   2001 (Unaudited)...............   $1.000       $0.009        $(0.009)      $1.000      0.86%(a)
 Year Ended June 30, 2001 ........    1.000        0.045         (0.045)       1.000      4.58
 Year Ended June 30, 2000 ........    1.000        0.044         (0.044)       1.000      4.47
 Year Ended June 30, 1999 ........    1.000        0.039         (0.039)       1.000      3.94
 Year Ended June 30, 1998 ........    1.000        0.043         (0.043)       1.000      4.35
 November 12, 1996 to June 30,
   1997 (c).......................    1.000        0.026         (0.026)       1.000      2.63(a)

U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)...............    1.000        0.008         (0.008)       1.000      0.77(a)
 Year Ended June 30, 2001 ........    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000 ........    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999 ........    1.000        0.035         (0.035)       1.000      3.60
 Year Ended June 30, 1998 ........    1.000        0.041         (0.041)       1.000      4.14
 November 21, 1996 to June 30,
   1997 (c).......................    1.000        0.024         (0.024)(d)    1.000      2.44(a)

PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.009         (0.009)       1.000      0.86(a)
 Year Ended June 30, 2001 ........    1.000        0.045         (0.045)       1.000      4.58
 May 31, 2000 to June 30, 2000
   (c) ...........................    1.000        0.004         (0.004)       1.000      0.43(a)

U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS C)
 Six Months Ended December 31,
   2001 (Unaudited) ..............    1.000        0.008         (0.008)       1.000      0.77(a)
 Year Ended June 30, 2001 ........    1.000        0.042         (0.042)       1.000      4.27
 Year Ended June 30, 2000 ........    1.000        0.040         (0.040)       1.000      4.08
 Year Ended June 30, 1999 ........    1.000        0.035         (0.035)       1.000      3.59
 February 18, 1998 to June 30,
   1998 (c) ......................    1.000        0.015         (0.015)       1.000      1.47(a)

                                              RATIOS/SUPPLEMENTARY DATA
                                    ---------------------------------------------
                                                 RATIO OF    RATIO OF    RATIO OF
                                       NET       EXPENSES      NET       EXPENSES
                                     ASSETS,        TO      INVESTMENT      TO
                                      END OF     AVERAGE    INCOME TO    AVERAGE
                                      PERIOD       NET       AVERAGE       NET
                                     (000'S)      ASSETS    NET ASSETS   ASSETS*
                                    ----------   --------   ----------   --------
PRIME MONEY MARKET FUND
 (CLASS B)........................
 Six Months Ended December 31,
   2001 (Unaudited)...............   $43,948       1.52%(b)    1.62%(b)    1.52%(b)
 Year Ended June 30, 2001 ........    33,898       1.52        4.22        1.52
 Year Ended June 30, 2000 ........    16,564       1.52        4.42        1.53
 Year Ended June 30, 1999 ........     9,854       1.50        3.80        1.54
 Year Ended June 30, 1998 ........     1,912       1.51        4.25        1.57
 November 12, 1996 to June 30,
   1997 (c).......................       618       1.51(b)     4.16(b)     1.59(b)
U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS B)
 Six Months Ended December 31,
   2001 (Unaudited)...............     1,671       1.52(b)     1.39(b)     1.52(b)
 Year Ended June 30, 2001 ........     1,014       1.52        4.17        1.52
 Year Ended June 30, 2000 ........     1,057       1.51        3.97        1.52
 Year Ended June 30, 1999 ........     1,012       1.51        3.43        1.54
 Year Ended June 30, 1998 ........       181       1.52        4.06        1.60
 November 21, 1996 to June 30,
   1997 (c).......................        49       1.48(b)     3.97(b)     1.59(b)
PRIME MONEY MARKET FUND (CLASS C)
 Six Months Ended December 31,
   2001 (Unaudited) ..............     2,468       1.52(b)     1.55(b)     1.52(b)
 Year Ended June 30, 2001 ........     1,266       1.52        4.30        1.52
 May 31, 2000 to June 30, 2000
   (c) ...........................       848       1.52(b)     5.11(b)     1.53(b)
U.S. TREASURY SECURITIES MONEY
 MARKET FUND (CLASS C)
 Six Months Ended December 31,
   2001 (Unaudited) ..............       352       1.52(b)     1.52(b)     1.52(b)
 Year Ended June 30, 2001 ........       459       1.52        4.00        1.52
 Year Ended June 30, 2000 ........       526       1.51        3.96        1.52
 Year Ended June 30, 1999 ........       684       1.51        3.35        1.54
 February 18, 1998 to June 30,
   1998 (c) ......................         1       1.57(b)     4.01(b)     1.57(b)

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Period from commencement of operations.

(d) Includes $0.00002 Short Term Capital Gain.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2001
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

     REPURCHASE AGREEMENTS

     The funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corporation, to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited. The Funds along with certain other affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

                                       32
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class C and Service Class shares. In addition, the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund are authorized to issue Class B shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the U.S. Government Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and the Institutional Prime Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous basis. Class A shares, Class B shares, Class C shares and Service Class shares are subject to distribution and shareholder services plans (the "Plans") pursuant to

                                       33
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the funds, 1.00% of the average daily net assets of Class B and Class C shares and 0.75% of the average daily net assets of the Service Class shares of each of the funds. For the six months ended December 31, 2001, the Distributor received $49,907 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $9,879 to affiliated broker-dealers of the Funds.

   The Advisor and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

    FUND                                                          CLASS I    CLASS A    CLASS B    CLASS C
    ----                                                          -------    -------    -------    -------
    Prime Money Market Fund.....................................   0.52%      0.77%      1.52%      1.52%
    U.S. Treasury Securities Money Market Fund..................   0.52       0.77       1.52       1.52
    U.S. Government Securities Money Market Fund................   0.52       0.77         --         --
    Municipal Money Market Fund.................................   0.47       0.72         --         --
    Michigan Municipal Money Market Fund........................   0.49       0.74         --         --
    Ohio Municipal Money Market Fund............................   0.46       0.71         --         --

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

5. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. LINE OF CREDIT:

   The Trust, State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of December 31, 2001, there were no loans outstanding.

                                       34
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

7. SPECIAL MEETING OF SHAREHOLDERS:

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on September 14, 2001. At the meeting, shareholders voted and approved the following proposals:

   Amend the fundamental policies concerning diversification.

    FUND NAME                                                   FOR         AGAINST      ABSTAIN         TOTAL
    ---------                                              -------------   ----------   ----------   -------------
    Prime Money Market...................................  3,217,861,414   61,654,336   25,788,126   3,305,303,876
    U.S. Treasury Securities Money Market................  3,781,192,159   42,959,761   63,290,866   3,887,442,786
    U.S. Government Securities Money Market..............    414,985,785   22,513,291    1,555,404     439,054,480
    Municipal Money Market...............................    912,317,384    5,802,990    2,803,167     920,923,541
    Michigan Municipal Money Market......................    118,665,169    1,389,697      568,661     120,623,527
    Ohio Municipal Money Market..........................     85,680,711      358,394      151,255      86,190,360

   Eliminate a fundamental policy concerning purchases of common stock.

    FUND NAME                                                   FOR         AGAINST      ABSTAIN         TOTAL
    ---------                                              -------------   ----------   ----------   -------------
    Prime Money Market...................................  6,214,857,139   65,748,086   24,698,651   6,305,303,876
    U.S. Treasury Securities Money Market................  3,789,777,242   35,889,231   61,476,314   3,887,142,787

   Amend fundamental policies concerning loans.

    FUND NAME                                                   FOR         AGAINST      ABSTAIN         TOTAL
    ---------                                              -------------   ----------   ----------   -------------
    Prime Money Market...................................  6,208,534,838   63,843,985   32,925,054   6,305,303,877
    U.S. Treasury Securities Money Market................  3,781,277,113   44,328,993   61,536,680   3,887,142,786
    U.S. Government Securities Money Market..............    414,985,785   22,513,291    1,555,404     439,054,480
    Municipal Money Market...............................    915,239,048    3,736,298    1,948,195     920,923,541
    Michigan Municipal Money Market......................    118,347,617    1,411,363      864,548     120,623,528
    Ohio Municipal Money Market..........................     85,647,096      410,605      132,659      86,190,360

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

 One Group is distributed by The One Group Services Company, which is not affiliated with Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing investment advisory, administrative and other services to the Funds.

 Call Investor Services at The One Group Service Center at 1 800 480 4111 for a prospectus containing complete information about charges and expenses. Read carefully before investing. Past performance is no guarantee of future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-040-SAN (2/02)

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